REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
MEMBERS Life Insurance Company and
Contract Owners of MEMBERS Horizon Variable Separate Account
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the subaccounts of
MEMBERS Horizon Variable Separate Account (the "Account”) listed in Appendix A, as of December 31,
2025, the related statements of operations, statements of changes in net assets, financial highlights for each of the periods presented in Appendix A, and the related notes (collectively referred to as the
“financial statements and financial highlights”). In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management.
Our responsibility is to express an opinion on the Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the
Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
March 5, 2026
We have served as the auditor of MEMBERS Horizon Variable Separate Account since 2016.
MEMBERS Horizon Variable Separate Account                                                                                                                                                          Appendix A

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the

Invesco V.I. Global Real Estate Fund Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. International Growth Fund, Series I Shares, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
American Funds IS The Bond Fund of America Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
American Funds IS Growth Fund Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
American Funds IS American High- Income Trust Fund Class I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
American Funds IS International Fund Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
American Funds IS Asset Allocation Fund Series I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
BlackRock Global Allocation V.I. Fund Class I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DFA VA International Small Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DFA VA International Value Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DFA VA U.S. Large Value Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DFA VA U.S. Targeted Value Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Templeton Foreign VIP Fund Class I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Templeton Global Bond VIP Fund Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT Government Money Market, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Utilities Series Fund Initial Class, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Value Series Fund, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount ^^	-	-	For the Period January 1 to December 6, 2024	-
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
TOPS® Balanced ETF Portfolio Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
TOPS® Conservative ETF Portfolio Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
TOPS® Growth ETF Portfolio Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT High Yield Fund, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
T. Rowe Price Blue Chip Growth Fund, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Capital Growth Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Vanguard VIF Diversified Value Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Equity Index Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF High Yield Bond Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF International Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Money Market Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Real Estate Index Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Small Company Growth Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
^^ represents the date the subaccount ceased operations
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities
As of December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$671,429	$760,834	$285,621	$3,048,956
Total assets	671,429	760,834	285,621	3,048,956
Liabilities	—	—	—	—
Net assets	$671,429	$760,834	$285,621	$3,048,956
Net assets
Net assets: B-Shares	$549,448	$731,765	$283,246	$2,638,776
Net assets: C-Shares	121,981	29,069	2,375	410,180
Total net assets	$671,429	$760,834	$285,621	$3,048,956
Number of shares outstanding	47,417	37,928	147,227	320,268
Net asset value per share	$14.16	$20.06	$1.94	$9.52
Cost of mutual fund shares	$712,350	$719,977	$318,155	$3,219,366

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$14,275,398	$1,865,165	$1,786,716	$17,443,108
Total assets	14,275,398	1,865,165	1,786,716	17,443,108
Liabilities	—	—	—	—
Net assets	$14,275,398	$1,865,165	$1,786,716	$17,443,108
Net assets
Net assets: B-Shares	$11,903,713	$1,727,343	$1,589,895	$12,201,106
Net assets: C-Shares	2,371,685	137,822	196,821	5,242,002
Total net assets	$14,275,398	$1,865,165	$1,786,716	$17,443,108
Number of shares outstanding	101,201	199,911	80,014	634,064
Net asset value per share	$141.06	$9.33	$22.33	$27.51
Cost of mutual fund shares	$10,566,249	$1,886,574	$1,527,255	$15,751,304

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2025

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$2,342,960	$1,438,437	$400,909	$3,425,246
Total assets	2,342,960	1,438,437	400,909	3,425,246
Liabilities	—	—	—	—
Net assets	$2,342,960	$1,438,437	$400,909	$3,425,246
Net assets
Net assets: B-Shares	$908,921	$1,166,914	$392,172	$2,899,630
Net assets: C-Shares	1,434,039	271,523	8,737	525,616
Total net assets	$2,342,960	$1,438,437	$400,909	$3,425,246
Number of shares outstanding	132,821	169,427	27,125	184,849
Net asset value per share	$17.64	$8.49	$14.78	$18.53
Cost of mutual fund shares	$2,352,988	$1,491,824	$343,774	$2,423,797

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$5,936,064	$1,959,894	$201,116	$597,379
Total assets	5,936,064	1,959,894	201,116	597,379
Liabilities	—	—	—	—
Net assets	$5,936,064	$1,959,894	$201,116	$597,379
Net assets
Net assets: B-Shares	$5,157,943	$1,795,647	$201,116	$539,755
Net assets: C-Shares	778,121	164,247	—	57,624
Total net assets	$5,936,064	$1,959,894	$201,116	$597,379
Number of shares outstanding	170,039	87,967	12,094	42,670
Net asset value per share	$34.91	$22.28	$16.63	$14.00
Cost of mutual fund shares	$4,996,936	$1,786,517	$165,539	$640,781

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2025

	Goldman Sachs VIT		Lazard Retirement	MFS® VIT
	Core Fixed	Goldman Sachs VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$682,989	$7,630,660	$1,964,487	$4,212,209
Total assets	682,989	7,630,660	1,964,487	4,212,209
Liabilities	—	—	—	—
Net assets	$682,989	$7,630,660	$1,964,487	$4,212,209
Net assets
Net assets: B-Shares	$266,179	$7,630,660	$1,747,662	$3,186,078
Net assets: C-Shares	416,810	—	216,825	1,026,131
Total net assets	$682,989	$7,630,660	$1,964,487	$4,212,209
Number of shares outstanding	70,122	7,630,660	66,570	357,573
Net asset value per share	$9.74	$1.00	$29.51	$11.78
Cost of mutual fund shares	$712,629	$7,630,660	$1,368,620	$4,443,932

	MFS® VIT		MFS® VIT	Morgan Stanley
	Utilities Series	MFS® VIT	Blended Research®	VIF, Inc.
	Fund	Value	Small Cap Equity	Growth Portfolio
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$1,806,160	$2,119,503	$1,686,420	$3,258,531
Total assets	1,806,160	2,119,503	1,686,420	3,258,531
Liabilities	—	—	—	—
Net assets	$1,806,160	$2,119,503	$1,686,420	$3,258,531
Net assets
Net assets: B-Shares	$1,741,556	$2,058,692	$1,632,026	$2,917,255
Net assets: C-Shares	64,604	60,811	54,394	341,276
Total net assets	$1,806,160	$2,119,503	$1,686,420	$3,258,531
Number of shares outstanding	47,871	95,216	172,612	122,686
Net asset value per share	$37.73	$22.26	$9.77	$26.56
Cost of mutual fund shares	$1,618,315	$2,043,545	$1,730,158	$2,744,679

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2025

	TOPS®	TOPS®	TOPS®	TOPS®
	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	ETF Portfolio	Portfolio	Portfolio	Portfolio
	Class 1,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$1,727,736	$5,625,087	$13,064,206	$2,844,310
Total assets	1,727,736	5,625,087	13,064,206	2,844,310
Liabilities	—	—	—	—
Net assets	$1,727,736	$5,625,087	$13,064,206	$2,844,310
Net assets
Net assets: B-Shares	$955,699	$4,608,901	$5,172,826	$2,666,391
Net assets: C-Shares	772,037	1,016,186	7,891,380	177,919
Total net assets	$1,727,736	$5,625,087	$13,064,206	$2,844,310
Number of shares outstanding	71,013	351,348	950,124	122,021
Net asset value per share	$24.33	$16.01	$13.75	$23.31
Cost of mutual fund shares	$1,205,910	$4,990,087	$12,237,906	$2,110,882

	TOPS®	PIMCO Commodity	PIMCO VIT	PIMCO VIT
	Moderate Growth	RealReturn®	All Asset	Real Return
	ETF Portfolio	Strategy Portfolio,	Portfolio	Portfolio
	Class 1,	Advisor Class,	Institutional Class,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$3,791,489	$815,416	$1,716,591	$1,175,097
Total assets	3,791,489	815,416	1,716,591	1,175,097
Liabilities	—	—	—	—
Net assets	$3,791,489	$815,416	$1,716,591	$1,175,097
Net assets
Net assets: B-Shares	$2,363,920	$619,450	$1,320,621	$782,668
Net assets: C-Shares	1,427,569	195,966	395,970	392,429
Total net assets	$3,791,489	$815,416	$1,716,591	$1,175,097
Number of shares outstanding	222,114	130,258	175,880	97,843
Net asset value per share	$17.07	$6.26	$9.76	$12.01
Cost of mutual fund shares	$3,129,113	$840,065	$1,747,106	$1,227,985

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2025

	Putnam VT	T. Rowe Price	Vanguard	Vanguard
	High	Blue Chip	VIF	VIF
	Yield	Growth	Capital Growth	Diversified Value
	Fund,	Fund,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$1,729,278	$16,232,374	$4,459,794	$3,305,647
Total assets	1,729,278	16,232,374	4,459,794	3,305,647
Liabilities	—	—	—	—
Net assets	$1,729,278	$16,232,374	$4,459,794	$3,305,647
Net assets
Net assets: B-Shares	$1,389,322	$10,911,048	$3,257,706	$2,591,984
Net assets: C-Shares	339,956	5,321,326	1,202,088	713,663
Total net assets	$1,729,278	$16,232,374	$4,459,794	$3,305,647
Number of shares outstanding	297,638	248,467	72,142	189,218
Net asset value per share	$5.81	$65.33	$61.82	$17.47
Cost of mutual fund shares	$1,743,483	$11,571,655	$3,050,799	$2,839,607

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Equity Index	High Yield Bond	International	Mid-Cap Index
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$13,165,087	$1,980,456	$4,585,296	$6,211,286
Total assets	13,165,087	1,980,456	4,585,296	6,211,286
Liabilities	—	—	—	—
Net assets	$13,165,087	$1,980,456	$4,585,296	$6,211,286
Net assets
Net assets: B-Shares	$7,027,823	$1,486,164	$3,567,202	$5,162,664
Net assets: C-Shares	6,137,264	494,292	1,018,094	1,048,622
Total net assets	$13,165,087	$1,980,456	$4,585,296	$6,211,286
Number of shares outstanding	160,628	262,312	160,381	222,149
Net asset value per share	$81.96	$7.55	$28.59	$27.96
Cost of mutual fund shares	$8,091,888	$1,979,261	$4,351,724	$5,246,107

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2025

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Money Market	Real Estate Index	Small Company	Total Bond Market
	Portfolio,	Portfolio,	Growth Portfolio,	Index Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$18,867,645	$3,304,611	$1,884,785	$11,186,407
Total assets	18,867,645	3,304,611	1,884,785	11,186,407
Liabilities	—	—	—	—
Net assets	$18,867,645	$3,304,611	$1,884,785	$11,186,407
Net assets
Net assets: B-Shares	$16,329,083	$2,191,995	$1,260,999	$7,900,265
Net assets: C-Shares	2,538,562	1,112,616	623,786	3,286,142
Total net assets	$18,867,645	$3,304,611	$1,884,785	$11,186,407
Number of shares outstanding	18,867,645	285,619	98,835	1,035,778
Net asset value per share	$1.00	$11.57	$19.07	$10.80
Cost of mutual fund shares	$18,867,645	$3,495,724	$1,897,910	$11,632,453

	Vanguard
	VIF
	Total Stock Market
	Index Portfolio,
	Subaccount
Assets
Investments in mutual funds at fair value	$14,071,856
Total assets	14,071,856
Liabilities	—
Net assets	$14,071,856
Net assets
Net assets: B-Shares	$10,330,442
Net assets: C-Shares	3,741,414
Total net assets	$14,071,856
Number of shares outstanding	230,951
Net asset value per share	$60.93
Cost of mutual fund shares	$10,816,597

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations
For the Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$14,024	$—	$979	$132,894
Mortality and expense charges (note 3)	(11,413)	(12,519)	(4,278)	(46,769)
Net investment income (loss)	2,611	(12,519)	(3,299)	86,125
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(34,049)	12,822	(11,588)	(76,900)
Realized gain distributions	—	36,654	26,262	—
Net realized gain (loss) on investments	(34,049)	49,476	14,674	(76,900)
Net change in unrealized appreciation
(depreciation) on investments	76,232	13,519	25,990	163,514
Net increase (decrease) in net assets
resulting from operations	$44,794	$50,476	$37,365	$172,739

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$31,387	$125,147	$26,018	$367,623
Mortality and expense charges (note 3)	(224,223)	(33,619)	(25,595)	(273,677)
Net investment income (loss)	(192,836)	91,528	423	93,946
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	1,638,700	9,973	20,316	471,960
Realized gain distributions	1,002,064	—	—	1,202,825
Net realized gain (loss) on investments	2,640,764	9,973	20,316	1,674,785
Net change in unrealized appreciation
(depreciation) on investments	32,155	45,286	358,752	556,726
Net increase (decrease) in net assets
resulting from operations	$2,480,083	$146,787	$379,491	$2,325,457

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2025

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$76,420	$78,110	$12,512	$131,766
Mortality and expense charges (note 3)	(38,820)	(22,842)	(6,228)	(53,937)
Net investment income (loss)	37,600	55,268	6,284	77,829
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(1,572)	(40,392)	13,482	388,374
Realized gain distributions	176,824	—	15,138	95,915
Net realized gain (loss) on investments	175,252	(40,392)	28,620	484,289
Net change in unrealized appreciation
(depreciation) on investments	177,117	138,916	88,646	702,260
Net increase (decrease) in net assets
resulting from operations	$389,969	$153,792	$123,550	$1,264,378

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$108,948	$34,734	$5,320	$—
Mortality and expense charges (note 3)	(94,773)	(31,075)	(3,206)	(11,249)
Net investment income (loss)	14,175	3,659	2,114	(11,249)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	296,388	82,174	8,598	(69,767)
Realized gain distributions	340,293	157,143	13,383	—
Net realized gain (loss) on investments	636,681	239,317	21,981	(69,767)
Net change in unrealized appreciation
(depreciation) on investments	143,418	(126,375)	26,941	186,596
Net increase (decrease) in net assets
resulting from operations	$794,274	$116,601	$51,036	$105,580

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2025

	Goldman Sachs VIT		Lazard Retirement	MFS® VIT
	Core Fixed	Goldman Sachs VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$29,039	$282,469	$59,894	$180,992
Mortality and expense charges (note 3)	(12,629)	(103,501)	(30,470)	(65,422)
Net investment income (loss)	16,410	178,968	29,424	115,570
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(21,204)	(1)	160,679	(93,186)
Realized gain distributions	—	—	—	—
Net realized gain (loss) on investments	(21,204)	(1)	160,679	(93,186)
Net change in unrealized appreciation
(depreciation) on investments	47,540	—	482,061	205,754
Net increase (decrease) in net assets
resulting from operations	$42,746	$178,967	$672,164	$228,138

	MFS® VIT		MFS® VIT	Morgan Stanley
	Utilities Series	MFS® VIT	Blended Research®	VIF, Inc.
	Fund	Value	Small Cap Equity	Growth Portfolio
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$59,149	$34,382	$16,158	$—
Mortality and expense charges (note 3)	(30,787)	(32,432)	(24,657)	(56,076)
Net investment income (loss)	28,362	1,950	(8,499)	(56,076)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	74,733	21,618	(21,291)	1,029,580
Realized gain distributions	27,051	159,945	159,615	—
Net realized gain (loss) on investments	101,784	181,563	138,324	1,029,580
Net change in unrealized appreciation
(depreciation) on investments	133,590	47,994	(56,233)	58,323
Net increase (decrease) in net assets
resulting from operations	$263,736	$231,507	$73,592	$1,031,827

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2025

	TOPS®
	Aggressive	TOPS®	TOPS®	TOPS®
	Growth	Balanced ETF	Conservative ETF	Growth ETF
	ETF Portfolio	Portfolio	Portfolio	Portfolio
	Class 1,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$22,593	$125,027	$338,469	$42,038
Mortality and expense charges (note 3)	(27,901)	(92,891)	(207,554)	(45,610)
Net investment income (loss)	(5,308)	32,136	130,915	(3,572)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	145,066	354,988	355,379	208,395
Realized gain distributions	23,774	63,125	85,602	45,927
Net realized gain (loss) on investments	168,840	418,113	440,981	254,322
Net change in unrealized appreciation
(depreciation) on investments	98,971	173,747	444,403	205,982
Net increase (decrease) in net assets
resulting from operations	$262,503	$623,996	$1,016,299	$456,732

	TOPS®	PIMCO Commodity	PIMCO VIT	PIMCO VIT
	Moderate Growth	RealReturn®	All Asset	Real Return
	ETF Portfolio	Strategy Portfolio,	Portfolio	Portfolio
	Class 1,	Advisor Class,	Institutional Class,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$75,039	$27,220	$83,391	$45,514
Mortality and expense charges (note 3)	(62,508)	(13,976)	(27,282)	(20,869)
Net investment income (loss)	12,531	13,244	56,109	24,645
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	230,758	(29,406)	(42,090)	(27,475)
Realized gain distributions	62,990	—	—	—
Net realized gain (loss) on investments	293,748	(29,406)	(42,090)	(27,475)
Net change in unrealized appreciation
(depreciation) on investments	189,029	159,681	193,594	87,890
Net increase (decrease) in net assets
resulting from operations	$495,308	$143,519	$207,613	$85,060

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2025

	Putnam VT	T. Rowe Price	Vanguard	Vanguard
	High	Blue Chip	VIF	VIF
	Yield	Growth	Capital Growth	Diversified Value
	Fund,	Fund,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$124,932	$—	$42,564	$53,553
Mortality and expense charges (note 3)	(28,291)	(256,216)	(63,960)	(52,050)
Net investment income (loss)	96,641	(256,216)	(21,396)	1,503
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(26,368)	1,565,187	224,621	153,963
Realized gain distributions	—	1,361,449	182,890	280,030
Net realized gain (loss) on investments	(26,368)	2,926,636	407,511	433,993
Net change in unrealized appreciation
(depreciation) on investments	55,425	(87,412)	616,235	38,179
Net increase (decrease) in net assets
resulting from operations	$125,698	$2,583,008	$1,002,350	$473,675

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Equity Index	High Yield Bond	International	Mid-Cap Index
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$154,162	$146,657	$42,535	$90,178
Mortality and expense charges (note 3)	(221,571)	(33,902)	(76,147)	(104,906)
Net investment income (loss)	(67,409)	112,755	(33,612)	(14,728)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	1,508,684	(21,933)	29,884	363,674
Realized gain distributions	297,042	—	286,674	359,256
Net realized gain (loss) on investments	1,805,726	(21,933)	316,558	722,930
Net change in unrealized appreciation
(depreciation) on investments	318,471	66,261	555,554	(76,126)
Net increase (decrease) in net assets
resulting from operations	$2,056,788	$157,083	$838,500	$632,076

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2025

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Money Market	Real Estate Index	Small Company	Total Bond Market
	Portfolio,	Portfolio,	Growth Portfolio,	Index Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$814,747	$103,641	$10,214	$439,226
Mortality and expense charges (note 3)	(303,449)	(57,384)	(31,961)	(187,567)
Net investment income (loss)	511,298	46,257	(21,747)	251,659
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	—	(74,188)	(83,613)	(347,842)
Realized gain distributions	—	66,362	145,197	—
Net realized gain (loss) on investments	—	(7,826)	61,584	(347,842)
Net change in unrealized appreciation
(depreciation) on investments	—	19,343	14,076	723,973
Net increase (decrease) in net assets
resulting from operations	$511,298	$57,774	$53,913	$627,790

	Vanguard
	VIF
	Total Stock Market
	Index Portfolio,
	Subaccount
Investment income (loss)
Dividend income	$167,529
Mortality and expense charges (note 3)	(219,831)
Net investment income (loss)	(52,302)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	1,218,691
Realized gain distributions	782,065
Net realized gain (loss) on investments	2,000,756
Net change in unrealized appreciation
(depreciation) on investments	14,029
Net increase (decrease) in net assets
resulting from operations	$1,962,483

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets
For the Years Ended December 31,

	Invesco V.I.			Invesco V.I.
	Global Real Estate Fund			Small Cap Equity Fund
	Series I, Subaccount			Series I, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$2,611	$8,132		$(12,519)	$(13,652)
Net realized gain (loss) on investments	(34,049)	(34,830)	5	49,476	41,533
Net change in unrealized appreciation
(depreciation) on investments	76,232	(2,521)		13,519	121,669
Net increase (decrease) in net assets
resulting from operations	44,794	(29,219)		50,476	149,550
Contract transactions
Payments received from contract owners	3,140	12,752		1,598	8,092
Transfers between subaccounts (including
fixed accounts), net	161,725	112,678		22,525	(3,726)
Payment for contract benefits and terminations	(371,933)	(342,629)		(216,259)	(261,493)
Contract charges and fees	(151)	(682)		(1,018)	(2,884)
Net increase (decrease) in net assets from
contract transactions	(207,219)	(217,881)		(193,154)	(260,011)
Total increase (decrease) in net assets	(162,425)	(247,100)		(142,678)	(110,461)
Net assets
Beginning of period	833,854	1,080,954		903,512	1,013,973
End of period	$671,429	$833,854		$760,834	$903,512

	Invesco V.I.			American Funds
	International Growth Fund			IS The Bond Fund of America
	Series I, Subaccount			Series I, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(3,299)	$(2,974)		$86,125	$84,811
Net realized gain (loss) on investments	14,674	7,237		(76,900)	(147,665)
Net change in unrealized appreciation
(depreciation) on investments	25,990	(12,416)		163,514	50,694
Net increase (decrease) in net assets
resulting from operations	37,365	(8,153)		172,739	(12,160)
Contract transactions
Payments received from contract owners	—	—		58	16,014
Transfers between subaccounts (including
fixed accounts), net	66,067	(590)		903,901	556,668
Payment for contract benefits and terminations	(97,537)	(61,436)		(1,042,557)	(805,691)
Contract charges and fees	(201)	(847)		(4,152)	(9,051)
Net increase (decrease) in net assets from
contract transactions	(31,671)	(62,873)		(142,750)	(242,060)
Total increase (decrease) in net assets	5,694	(71,026)		29,989	(254,220)
Net assets
Beginning of period	279,927	350,953		3,018,967	3,273,187
End of period	$285,621	$279,927		$3,048,956	$3,018,967
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	American Funds			American Funds
	IS Growth Fund			IS American High-Income Trust Fund
	Series I, Subaccount			Class I, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(192,836)	$(137,715)		$91,528	$121,322
Net realized gain (loss) on investments	2,640,764	1,045,523		9,973	(17,415)
Net change in unrealized appreciation
(depreciation) on investments	32,155	2,826,323		45,286	45,054
Net increase (decrease) in net assets
resulting from operations	2,480,083	3,734,131		146,787	148,961
Contract transactions
Payments received from contract owners	215,906	590,005		36,388	225,096
Transfers between subaccounts (including
fixed accounts), net	(793,488)	1,048,617		498,496	1,213,605
Payment for contract benefits and terminations	(3,161,406)	(2,929,851)		(1,155,478)	(1,033,874)
Contract charges and fees	(7,495)	(10,216)		(866)	(2,288)
Net increase (decrease) in net assets from
contract transactions	(3,746,483)	(1,301,445)		(621,460)	402,539
Total increase (decrease) in net assets	(1,266,400)	2,432,686		(474,673)	551,500
Net assets
Beginning of period	15,541,798	13,109,112		2,339,838	1,788,338
End of period	$14,275,398	$15,541,798		$1,865,165	$2,339,838

	American Funds			American Funds
	IS International Fund			IS Asset Allocation Fund
	Series I, Subaccount			Series I, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$423	$(2,162)		$93,946	$147,888
Net realized gain (loss) on investments	20,316	(6,634)	5	1,674,785	1,165,549
Net change in unrealized appreciation
(depreciation) on investments	358,752	44,581		556,726	1,309,291
Net increase (decrease) in net assets
resulting from operations	379,491	35,785		2,325,457	2,622,728
Contract transactions
Payments received from contract owners	27,269	169,210		92,709	376,147
Transfers between subaccounts (including
fixed accounts), net	335,843	497,279		2,626,756	3,838,005
Payment for contract benefits and terminations	(573,854)	(794,193)		(6,351,427)	(6,638,061)
Contract charges and fees	(590)	(1,468)		(3,317)	(8,310)
Net increase (decrease) in net assets from
contract transactions	(211,332)	(129,172)		(3,635,279)	(2,432,219)
Total increase (decrease) in net assets	168,159	(93,387)		(1,309,822)	190,509
Net assets
Beginning of period	1,618,557	1,711,944		18,752,930	18,562,421
End of period	$1,786,716	$1,618,557		$17,443,108	$18,752,930
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	BlackRock			Columbia VP
	Global Allocation V.I. Fund			Emerging Markets Bond Fund
	Class I, Subaccount			Class 1, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$37,600	$(8,919)		$55,268	$63,916
Net realized gain (loss) on investments	175,252	152,712	5	(40,392)	(90,638)
Net change in unrealized appreciation
(depreciation) on investments	177,117	46,244		138,916	113,565
Net increase (decrease) in net assets
resulting from operations	389,969	190,037		153,792	86,843
Contract transactions
Payments received from contract owners	3,030	29,937		4,367	29,338
Transfers between subaccounts (including
fixed accounts), net	(263,513)	310,346		137,029	185,764
Payment for contract benefits and terminations	(299,710)	(595,331)		(470,032)	(711,340)
Contract charges and fees	(219)	(363)		(1,181)	(1,737)
Net increase (decrease) in net assets from
contract transactions	(560,412)	(255,411)		(329,817)	(497,975)
Total increase (decrease) in net assets	(170,443)	(65,374)		(176,025)	(411,132)
Net assets
Beginning of period	2,513,403	2,578,777		1,614,462	2,025,594
End of period	$2,342,960	$2,513,403		$1,438,437	$1,614,462

	DFA VA			DFA VA
	International Small			International Value
	Portfolio, Subaccount			Portfolio, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$6,284	$6,858		$77,829	$79,957
Net realized gain (loss) on investments	28,620	4,150	5	484,289	310,225
Net change in unrealized appreciation
(depreciation) on investments	88,646	(838)		702,260	(165,622)
Net increase (decrease) in net assets
resulting from operations	123,550	10,170		1,264,378	224,560
Contract transactions
Payments received from contract owners	191	5,252		9,774	62,648
Transfers between subaccounts (including
fixed accounts), net	(28,535)	(58,209)		(231,515)	103,510
Payment for contract benefits and terminations	(72,515)	(76,761)		(1,041,180)	(1,407,209)
Contract charges and fees	(733)	(74)		(961)	(3,200)
Net increase (decrease) in net assets from
contract transactions	(101,592)	(129,792)		(1,263,882)	(1,244,251)
Total increase (decrease) in net assets	21,958	(119,622)		496	(1,019,691)
Net assets
Beginning of period	378,951	498,573		3,424,750	4,444,441
End of period	$400,909	$378,951		$3,425,246	$3,424,750
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	DFA VA			DFA VA
	U.S. Large Value			U.S. Targeted Value
	Portfolio, Subaccount			Portfolio, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$14,175	$21,628		$3,659	$(9,589)
Net realized gain (loss) on investments	636,681	1,322,299	5	239,317	408,843
Net change in unrealized appreciation
(depreciation) on investments	143,418	(462,084)		(126,375)	(228,654)
Net increase (decrease) in net assets
resulting from operations	794,274	881,843		116,601	170,600
Contract transactions
Payments received from contract owners	21,558	62,752		2,620	19,795
Transfers between subaccounts (including
fixed accounts), net	14,701	(194,079)		100,585	66,015
Payment for contract benefits and terminations	(1,529,991)	(2,255,809)		(610,476)	(1,153,309)
Contract charges and fees	(6,044)	(17,102)		(4,009)	(15,418)
Net increase (decrease) in net assets from
contract transactions	(1,499,776)	(2,404,238)		(511,280)	(1,082,917)
Total increase (decrease) in net assets	(705,502)	(1,522,395)		(394,679)	(912,317)
Net assets
Beginning of period	6,641,566	8,163,961		2,354,573	3,266,890
End of period	$5,936,064	$6,641,566		$1,959,894	$2,354,573

	Templeton			Templeton
	Foreign VIP Fund			Global Bond VIP Fund
	Class I, Subaccount			Class 1, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$2,114	$2,349		$(11,249)	$(16,256)
Net realized gain (loss) on investments	21,981	4,999		(69,767)	(62,613)
Net change in unrealized appreciation
(depreciation) on investments	26,941	(12,086)		186,596	(56,089)
Net increase (decrease) in net assets
resulting from operations	51,036	(4,738)		105,580	(134,958)
Contract transactions
Payments received from contract owners	540	4,156		650	4,202
Transfers between subaccounts (including
fixed accounts), net	(20,264)	(8,394)		37,771	86,733
Payment for contract benefits and terminations	(41,236)	(47,091)		(439,298)	(262,155)
Contract charges and fees	(70)	(85)		(409)	(462)
Net increase (decrease) in net assets from
contract transactions	(61,030)	(51,414)		(401,286)	(171,682)
Total increase (decrease) in net assets	(9,994)	(56,152)		(295,706)	(306,640)
Net assets
Beginning of period	211,110	267,262		893,085	1,199,725
End of period	$201,116	$211,110		$597,379	$893,085
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Goldman Sachs VIT			Goldman Sachs VIT
	Core Fixed			Government
	Income Service Shares,			Money Market,
	Subaccount			Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$16,410	$18,172		$178,968	$150,942
Net realized gain (loss) on investments	(21,204)	(11,721)		(1)	(1)
Net change in unrealized appreciation
(depreciation) on investments	47,540	(9,649)		—	—
Net increase (decrease) in net assets
resulting from operations	42,746	(3,198)		178,967	150,941
Contract transactions
Payments received from contract owners	21,800	17,897		74,231	607,139
Transfers between subaccounts (including
fixed accounts), net	(38,095)	178,775		13,841,879	966,538
Payment for contract benefits and terminations	(215,683)	(95,818)		(11,608,436)	(314,670)
Contract charges and fees	(461)	(152)		(1,112)	(4,291)
Net increase (decrease) in net assets from
contract transactions	(232,439)	100,702		2,306,562	1,254,716
Total increase (decrease) in net assets	(189,693)	97,504		2,485,529	1,405,657
Net assets
Beginning of period	872,682	775,178		5,145,131	3,739,474
End of period	$682,989	$872,682		$7,630,660	$5,145,131

	Lazard Retirement			MFS® VIT
	Emerging Markets Equity Portfolio			Total Return Bond Series Fund
	Investor Shares, Subaccount			Initial Class, Subaccount
	2025	2024		2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$29,424	$44,738		$115,570	$126,752
Net realized gain (loss) on investments	160,679	70,874	5	(93,186)	(186,991)
Net change in unrealized appreciation
(depreciation) on investments	482,061	39,330		205,754	104,988
Net increase (decrease) in net assets
resulting from operations	672,164	154,942		228,138	44,749
Contract transactions
Payments received from contract owners	5,951	36,386		12,671	55,520
Transfers between subaccounts (including
fixed accounts), net	(188,715)	(116,917)		854,968	779,359
Payment for contract benefits and terminations	(505,689)	(743,016)		(1,426,079)	(1,833,616)
Contract charges and fees	(1,225)	(1,710)		(2,167)	(5,274)
Net increase (decrease) in net assets from
contract transactions	(689,678)	(825,257)		(560,607)	(1,004,011)
Total increase (decrease) in net assets	(17,514)	(670,315)		(332,469)	(959,262)
Net assets
Beginning of period	1,982,001	2,652,316		4,544,678	5,503,940
End of period	$1,964,487	$1,982,001		$4,212,209	$4,544,678
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	MFS® VIT		MFS® VIT
	Utilities Series Fund		Value Series Fund,
	Initial Class, Subaccount		Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$28,362	$17,043	$1,950	$2,539
Net realized gain (loss) on investments	101,784	63,726	181,563	227,134
Net change in unrealized appreciation
(depreciation) on investments	133,590	135,373	47,994	(24,852)
Net increase (decrease) in net assets
resulting from operations	263,736	216,142	231,507	204,821
Contract transactions
Payments received from contract owners	16,943	28,118	30,170	278,405
Transfers between subaccounts (including
fixed accounts), net	90,053	(88,269)	371,852	633,828
Payment for contract benefits and terminations	(758,743)	(351,648)	(716,681)	(1,079,224)
Contract charges and fees	(1,186)	(1,572)	(898)	(1,789)
Net increase (decrease) in net assets from
contract transactions	(652,933)	(413,371)	(315,557)	(168,780)
Total increase (decrease) in net assets	(389,197)	(197,229)	(84,050)	36,041
Net assets
Beginning of period	2,195,357	2,392,586	2,203,553	2,167,512
End of period	$1,806,160	$2,195,357	$2,119,503	$2,203,553

	MFS® VIT		Morgan Stanley
	Blended Research® Small		VIF, Inc. Global Infrastructure
	Cap Equity Fund, Subaccount		Fund Class I, Subaccount *
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(8,499)	$(9,429)	$—	$24,677
Net realized gain (loss) on investments	138,324	3,231	—	(145,608)
Net change in unrealized appreciation
(depreciation) on investments	(56,233)	65,739	—	362,734
Net increase (decrease) in net assets
resulting from operations	73,592	59,541	—	241,803
Contract transactions
Payments received from contract owners	29,732	268,347	—	24,683
Transfers between subaccounts (including
fixed accounts), net	514,978	614,760	—	(1,609,832)
Payment for contract benefits and terminations	(638,940)	(968,484)	—	(561,606)
Contract charges and fees	(509)	(2,844)	—	(1,500)
Net increase (decrease) in net assets from
contract transactions	(94,739)	(88,221)	—	(2,148,255)
Total increase (decrease) in net assets	(21,147)	(28,680)	—	(1,906,452)
Net assets
Beginning of period	1,707,567	1,736,247	—	1,906,452
End of period	$1,686,420	$1,707,567	$—	$—
* The subaccount liquidated effective December 6, 2024
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Morgan Stanley		TOPS®
	VIF, Inc. Growth Portfolio		Aggressive Growth ETF Portfolio
	Fund Class I, Subaccount		Class 1, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(56,076)	$(66,675)	$(5,308)	$(3,880)
Net realized gain (loss) on investments	1,029,580	(789,394)	168,840	100,096
Net change in unrealized appreciation
(depreciation) on investments	58,323	2,173,230	98,971	104,186
Net increase (decrease) in net assets
resulting from operations	1,031,827	1,317,161	262,503	200,402
Contract transactions
Payments received from contract owners	6,759	48,864	10,027	11,225
Transfers between subaccounts (including
fixed accounts), net	(614,981)	(2,082,101)	109,701	216,565
Payment for contract benefits and terminations	(1,300,480)	(822,395)	(558,288)	(357,783)
Contract charges and fees	(13,553)	(5,382)	(84)	(26)
Net increase (decrease) in net assets from
contract transactions	(1,922,255)	(2,861,014)	(438,644)	(130,019)
Total increase (decrease) in net assets	(890,428)	(1,543,853)	(176,141)	70,383
Net assets
Beginning of period	4,148,959	5,692,812	1,903,877	1,833,494
End of period	$3,258,531	$4,148,959	$1,727,736	$1,903,877

	TOPS®		TOPS®
	Balanced ETF Portfolio		Conservative ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$32,136	$29,211	$130,915	$115,739
Net realized gain (loss) on investments	418,113	266,192	440,981	197,897
Net change in unrealized appreciation
(depreciation) on investments	173,747	47,673	444,403	150,729
Net increase (decrease) in net assets
resulting from operations	623,996	343,076	1,016,299	464,365
Contract transactions
Payments received from contract owners	25,116	212,606	118,792	48,519
Transfers between subaccounts (including
fixed accounts), net	1,997,246	1,228,618	6,901,166	4,076,994
Payment for contract benefits and terminations	(3,090,717)	(2,794,481)	(7,373,294)	(3,151,085)
Contract charges and fees	(1,812)	(2,960)	(860)	(3,000)
Net increase (decrease) in net assets from
contract transactions	(1,070,167)	(1,356,217)	(354,196)	971,428
Total increase (decrease) in net assets	(446,171)	(1,013,141)	662,103	1,435,793
Net assets
Beginning of period	6,071,258	7,084,399	12,402,103	10,966,310
End of period	$5,625,087	$6,071,258	$13,064,206	$12,402,103
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	TOPS®		TOPS®
	Growth ETF Portfolio		Moderate Growth ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(3,572)	$(4,606)	$12,531	$8,062
Net realized gain (loss) on investments	254,322	279,249	293,748	383,741
Net change in unrealized appreciation
(depreciation) on investments	205,982	46,158	189,029	(80,425)
Net increase (decrease) in net assets
resulting from operations	456,732	320,801	495,308	311,378
Contract transactions
Payments received from contract owners	33,554	14,158	3,302	104,614
Transfers between subaccounts (including
fixed accounts), net	97,775	618,146	606,122	856,778
Payment for contract benefits and terminations	(787,081)	(1,428,555)	(1,321,845)	(2,037,318)
Contract charges and fees	(1,217)	(406)	(1,313)	(2,675)
Net increase (decrease) in net assets from
contract transactions	(656,969)	(796,657)	(713,734)	(1,078,601)
Total increase (decrease) in net assets	(200,237)	(475,856)	(218,426)	(767,223)
Net assets
Beginning of period	3,044,547	3,520,403	4,009,915	4,777,138
End of period	$2,844,310	$3,044,547	$3,791,489	$4,009,915

	PIMCO Commodity		PIMCO VIT
	RealReturn® Strategy Portfolio,		All Asset Portfolio
	Advisor Class, Subaccount		Institutional Class, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$13,244	$7,593	$56,109	$113,348
Net realized gain (loss) on investments	(29,406)	(63,691)	(42,090)	(94,190)
Net change in unrealized appreciation
(depreciation) on investments	159,681	75,443	193,594	38,977
Net increase (decrease) in net assets
resulting from operations	143,519	19,345	207,613	58,135
Contract transactions
Payments received from contract owners	2,419	2,546	5,215	29,973
Transfers between subaccounts (including
fixed accounts), net	49,918	40,915	216,104	200,913
Payment for contract benefits and terminations	(288,193)	(72,102)	(644,481)	(897,240)
Contract charges and fees	(1,564)	(314)	(327)	(1,917)
Net increase (decrease) in net assets from
contract transactions	(237,420)	(28,955)	(423,489)	(668,271)
Total increase (decrease) in net assets	(93,901)	(9,610)	(215,876)	(610,136)
Net assets
Beginning of period	909,317	918,927	1,932,467	2,542,603
End of period	$815,416	$909,317	$1,716,591	$1,932,467
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	PIMCO VIT		Putnam VT
	Real Return Portfolio		High Yield
	Institutional Class, Subaccount		Fund, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$24,645	$18,026	$96,641	$110,583
Net realized gain (loss) on investments	(27,475)	(51,812)	(26,368)	(66,556)
Net change in unrealized appreciation
(depreciation) on investments	87,890	44,995	55,425	101,550
Net increase (decrease) in net assets
resulting from operations	85,060	11,209	125,698	145,577
Contract transactions
Payments received from contract owners	467	2,572	6,263	31,566
Transfers between subaccounts (including
fixed accounts), net	5,716	81,499	164,209	201,214
Payment for contract benefits and terminations	(332,351)	(341,675)	(611,203)	(958,645)
Contract charges and fees	(981)	(890)	(585)	(2,134)
Net increase (decrease) in net assets from
contract transactions	(327,149)	(258,494)	(441,316)	(727,999)
Total increase (decrease) in net assets	(242,089)	(247,285)	(315,618)	(582,422)
Net assets
Beginning of period	1,417,186	1,664,471	2,044,896	2,627,318
End of period	$1,175,097	$1,417,186	$1,729,278	$2,044,896

	T. Rowe Price		Vanguard
	Blue Chip Growth		VIF Capital Growth
	Fund, Subaccount		Portfolio, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(256,216)	$(269,388)	$(21,396)	$(18,328)
Net realized gain (loss) on investments	2,926,636	2,262,346	407,511	318,084
Net change in unrealized appreciation
(depreciation) on investments	(87,412)	2,938,086	616,235	179,648
Net increase (decrease) in net assets
resulting from operations	2,583,008	4,931,044	1,002,350	479,404
Contract transactions
Payments received from contract owners	269,982	103,914	13,439	168,369
Transfers between subaccounts (including
fixed accounts), net	1,089,570	(2,007,080)	284,609	(553,776)
Payment for contract benefits and terminations	(3,965,446)	(3,858,923)	(906,684)	(649,903)
Contract charges and fees	(6,707)	(23,248)	(1,433)	(2,560)
Net increase (decrease) in net assets from
contract transactions	(2,612,601)	(5,785,337)	(610,069)	(1,037,870)
Total increase (decrease) in net assets	(29,593)	(854,293)	392,281	(558,466)
Net assets
Beginning of period	16,261,967	17,116,260	4,067,513	4,625,979
End of period	$16,232,374	$16,261,967	$4,459,794	$4,067,513
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Diversified Value		VIF Equity Index
	Portfolio, Subaccount		Portfolio, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$1,503	$4,278	$(67,409)	$(37,062)
Net realized gain (loss) on investments	433,993	363,352	1,805,726	1,894,302
Net change in unrealized appreciation
(depreciation) on investments	38,179	138,917	318,471	1,185,553
Net increase (decrease) in net assets
resulting from operations	473,675	506,547	2,056,788	3,042,793
Contract transactions
Payments received from contract owners	1,146	54,902	71,597	377,024
Transfers between subaccounts (including
fixed accounts), net	111,580	314,990	27,483	37,530
Payment for contract benefits and terminations	(1,069,019)	(906,942)	(3,612,332)	(3,548,961)
Contract charges and fees	(1,338)	(4,810)	(5,048)	(15,100)
Net increase (decrease) in net assets from
contract transactions	(957,631)	(541,860)	(3,518,300)	(3,149,507)
Total increase (decrease) in net assets	(483,956)	(35,313)	(1,461,512)	(106,714)
Net assets
Beginning of period	3,789,603	3,824,916	14,626,599	14,733,313
End of period	$3,305,647	$3,789,603	$13,165,087	$14,626,599

	Vanguard		Vanguard
	VIF High Yield Bond		VIF International
	Portfolio, Subaccount		Portfolio, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$112,755	$102,635	$(33,612)	$(15,365)
Net realized gain (loss) on investments	(21,933)	(26,087)	316,558	26,196
Net change in unrealized appreciation
(depreciation) on investments	66,261	39,247	555,554	415,557
Net increase (decrease) in net assets
resulting from operations	157,083	115,795	838,500	426,388
Contract transactions
Payments received from contract owners	6,868	29,993	11,654	67,823
Transfers between subaccounts (including
fixed accounts), net	78,913	158,074	157,560	166,285
Payment for contract benefits and terminations	(628,658)	(483,119)	(1,429,628)	(1,795,822)
Contract charges and fees	(1,351)	(1,075)	(1,720)	(4,277)
Net increase (decrease) in net assets from
contract transactions	(544,228)	(296,127)	(1,262,134)	(1,565,991)
Total increase (decrease) in net assets	(387,145)	(180,332)	(423,634)	(1,139,603)
Net assets
Beginning of period	2,367,601	2,547,933	5,008,930	6,148,533
End of period	$1,980,456	$2,367,601	$4,585,296	$5,008,930
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard			Vanguard
	VIF Mid-Cap Index			VIF Money Market
	Portfolio, Subaccount			Portfolio, Subaccount
	2025		2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$(14,728)		$(8,211)	$511,298	$594,460
Net realized gain (loss) on investments	722,930		376,506	—	—
Net change in unrealized appreciation
(depreciation) on investments	(76,126)		656,206	—	—
Net increase (decrease) in net assets
resulting from operations	632,076		1,024,501	511,298	594,460
Contract transactions
Payments received from contract owners	38,519		327,520	1,127,556	175,612
Transfers between subaccounts (including
fixed accounts), net	42,505		489,330	59,430,897	55,833,384
Payment for contract benefits and terminations	(2,113,494)		(2,807,150)	(60,053,088)	(55,893,962)
Contract charges and fees	(2,808)	—	(9,944)	(13,990)	(9,366)
Net increase (decrease) in net assets from
contract transactions	(2,035,278)		(2,000,244)	491,375	105,668
Total increase (decrease) in net assets	(1,403,202)		(975,743)	1,002,673	700,128
Net assets
Beginning of period	7,614,488		8,590,231	17,864,972	17,164,844
End of period	$6,211,286		$7,614,488	$18,867,645	$17,864,972

	Vanguard			Vanguard
	VIF Real Estate Index			VIF Small Company
	Portfolio, Subaccount			Growth Portfolio, Subaccount
	2025		2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$46,257		$79,471	$(21,747)	$(25,790)
Net realized gain (loss) on investments	(7,826)		39,654	61,584	(60,190)
Net change in unrealized appreciation
(depreciation) on investments	19,343		45,146	14,076	319,268
Net increase (decrease) in net assets
resulting from operations	57,774		164,271	53,913	233,288
Contract transactions
Payments received from contract owners	13,626		27,399	4,907	3,049
Transfers between subaccounts (including
fixed accounts), net	208,620		147,196	159,954	53,808
Payment for contract benefits and terminations	(1,000,047)		(1,345,843)	(753,025)	(671,451)
Contract charges and fees	(1,445)		(2,215)	(1,046)	(481)
Net increase (decrease) in net assets from
contract transactions	(779,246)		(1,173,463)	(589,210)	(615,075)
Total increase (decrease) in net assets	(721,472)		(1,009,192)	(535,297)	(381,787)
Net assets
Beginning of period	4,026,083		5,035,275	2,420,082	2,801,869
End of period	$3,304,611		$4,026,083	$1,884,785	$2,420,082
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Total Bond Market		VIF Total Stock Market
	Index Portfolio, Subaccount		Index Portfolio, Subaccount
	2025	2024	2025	2024
Increase (decrease) in net assets from operations
Net investment income (loss)	$251,659	$179,822	$(52,302)	$(36,881)
Net realized gain (loss) on investments	(347,842)	(497,974)	2,000,756	2,043,667
Net change in unrealized appreciation
(depreciation) on investments	723,973	267,289	14,029	1,025,568
Net increase (decrease) in net assets
resulting from operations	627,790	(50,863)	1,962,483	3,032,354
Contract transactions
Payments received from contract owners	132,412	334,061	204,252	444,271
Transfers between subaccounts (including
fixed accounts), net	2,837,663	3,096,221	1,232,185	(184,768)
Payment for contract benefits and terminations	(5,173,602)	(4,782,715)	(4,421,303)	(4,043,122)
Contract charges and fees	(4,239)	(10,415)	(6,135)	(14,379)
Net increase (decrease) in net assets from
contract transactions	(2,207,766)	(1,362,848)	(2,991,001)	(3,797,998)
Total increase (decrease) in net assets	(1,579,976)	(1,413,711)	(1,028,518)	(765,644)
Net assets
Beginning of period	12,766,383	14,180,094	15,100,374	15,866,018
End of period	$11,186,407	$12,766,383	$14,071,856	$15,100,374

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(1) Organization
The MEMBERS Horizon Variable Account (the “Account”) is a separate account of MEMBERS Life Insurance
Company (the “Company”). The Account is registered with the Securities and Exchange Commission (“SEC”)
as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”), as amended.
The Account was established to receive and invest net premiums paid by the contract owners to the Company under two flexible premium deferred variable and index linked annuity contracts (“contracts”) issued by the
Company: MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity (Series B and
Series C) and MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity (Series
B). Effective May 1, 2023, the MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked
Annuity is expected to be renamed TruStage Horizon II Flexible Deferred Variable and Index Linked Annuity.
The Account is divided into a number of subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each subaccount invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the SEC.

AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
  Invesco V.I. Global Real Estate Fund
  Invesco V.I. Small Cap Equity Fund
  Invesco V.I. International Growth Fund (c)
American Funds Insurance Series®
American Funds IS The Bond Fund of America
  American Funds IS Growth Fund
  American Funds IS American High-Income Trust Fund
  American Funds IS International Fund
  American Funds IS Asset Allocation Fund
BlackRock Variable Series Funds, Inc.
  BlackRock Global Allocation V.I. Fund
Columbia Threadneedle
Columbia VP Emerging Markets Bond Fund
DFA Investment Dimensions Group Inc.
DFA VA International Small Portfolio
  DFA VA International Value Portfolio
  DFA VA U.S. Large Value Portfolio
  DFA VA U.S. Targeted Value Portfolio
Franklin Templeton Variable Insurance Products Trust
  Templeton Foreign VIP Fund
  Templeton Global Bond VIP  Fund
Goldman Sachs
Goldman Sachs VIT Core Fixed Income
  Goldman Sachs VIT Government Money Market (a)
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity Portfolio
MFS® Variable Insurance Trust
  MFS® VIT Total Return Bond Series Fund
  MFS® VIT Utilities Series Fund
  MFS® VIT Value Series Fund
(a) This subaccount is only available in the Series B product.
(b) This subaccount liquidated effective December 6, 2024.
(c) Invesco V.I. International Growth Fund was previously named Investco
Oppenheimer V.I. International Growth Fund.
.

MFS® Variable Insurance Trust III
  MFS® VIT Blended Research® Small Cap Equity
    Fund
Morgan Stanley
  VIF, Inc. Global Infrastructure Fund (b)
  VIF, Inc. Growth Portfolio Fund
Northern Lights Variable Trust
  TOPS® Aggressive Growth ETF Portfolio
  TOPS® Balanced ETF Portfolio
  TOPS® Conservative ETF Portfolio
  TOPS® Growth ETF Portfolio
  TOPS® Moderate Growth ETF Portfolio
PIMCO Variable Insurance Trust
  PIMCO Commodity RealReturn® Strategy
    Portfolio
PIMCO VIT All Asset Portfolio
  PIMCO VIT Real Return Portfolio
Putnam Variable Trust
Putnam VT High Yield Fund
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Blue Chip Growth Fund
Vanguard Variable Insurance Fund
  Vanguard VIF Capital Growth Portfolio
  Vanguard VIF Diversified Value Portfolio
  Vanguard VIF Equity Index Portfolio
  Vanguard VIF High Yield Bond Portfolio
  Vanguard VIF International Portfolio
  Vanguard VIF Mid-Cap Index Portfolio
  Vanguard VIF Money Market Portfolio
  Vanguard VIF Real Estate Index Portfolio
  Vanguard VIF Small Company Growth Portfolio
  Vanguard VIF Total Bond Market Index Portfolio
  Vanguard VIF Total Stock Market Index Portfolio

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(1) Organization (continued)
The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company.  The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.
Segment Reporting
The Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners.  Each subaccount of the Account constitutes a single operating segment and therefore, is a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Account using information of each subaccount. The Accounting policies of the segment are described within Note 2.
The subaccounts have identified the Executive Vice President, Chief Business Officer of the Company, as the
CODM. The Account does not have employees and is not a separate legal entity.  The CODM uses Increase
(decrease) in net assets resulting from operations to measure performance in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Account. The measure of segment assets is reported on the Statements of Assets and Liabilities as Total Net Assets. Refer to the
Statements of Operations and Changes in Net Assets for each subaccount’s performance measure. All assets and revenue are generated in the US and there is no contract owner with greater than 10% of the results for all periods presented.
(2) Significant Accounting Policies
Basis of Presentation
The Account is an investment company and follows the accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-
Investment Companies.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the
United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date.
Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis.  Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.  The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(2) Significant Accounting Policies (continued)
Federal Income Taxes
The operations of the Account are included in the consolidated federal income tax return of CUNA Mutual
Holding Company (“CMHC”), the Company’s ultimate parent, and its eligible subsidiaries. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”).  The Account’s
activities are included in the Company’s taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contract owner’s account. Accordingly, no provision for income tax is currently recorded. If such taxes are incurred by the Company in the future, a tax provision may be recorded.
(3) Fees and Charges
Contract Charges
Surrender Charges: Series B and Series C versions of the contract are available.  Series C has no surrender charges.  Series B has a five year surrender charge period.  All references to surrender charges apply to Series B version only.  A surrender charge is assessed against a contract owner’s account upon surrender or partial withdrawal of purchase payments in excess of the free annual withdrawal amount. For purchase payments withdrawn or surrendered within the first and second year of the contract, the charge is
9% of the amount of the payment withdrawn or surrendered for Series B. The surrender charge decreases by
1% for each of the following three years that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than six years prior to the withdrawal or surrender.
Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.
For MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity a Return of
Purchase Payment Death Benefit Endorsement is attached to the contact and provides a return of purchase payment death benefit during the accumulation period. The death benefit is equal to the greater of the contract value as of the date death benefits are payable or total purchase payments adjusted for withdrawals.
The Account does not apply the surrender charge or market value adjustment in determining the death benefit payable.
Transfer Fee: No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $25 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.
Premium Taxes: If state or other premium taxes are applicable to a contract, they will be deducted either: (a)
from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
(c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(3) Fees and Charges (continued)
Account Charges
Mortality and Expense Risk Charge: The Company deducts a daily administrative fee from the assets of the
Subaccount to compensate it for certain expenses it incurs in administration of the contracts. The charge is deducted from the assets of the Subaccount at an annual rate of 1.50% for Series B or 1.75% for Series C.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Operations of the applicable subaccount.
(4) Fair Value
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels.  The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:
•Level 1:  Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.
•Level 2:  All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability.  This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv)
inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3:  One or more significant inputs are unobservable and reflect the Account’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.
The hierarchy requires the use of market observable information when available for assessing fair value.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31,
2025.  All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2025 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$671,429
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	760,834
Invesco V.I. International Growth Fund Series I, Subaccount	285,621
American Funds IS The Bond Fund of America Series I, Subaccount	3,048,956
American Funds IS Growth Fund Series I, Subaccount	14,275,398
American Funds IS American High- Income Trust Fund Class I, Subaccount	1,865,165
American Funds IS International Fund Series I, Subaccount	1,786,716
American Funds IS Asset Allocation Fund Series I, Subaccount	17,443,108
BlackRock Global Allocation V.I. Fund Class I, Subaccount	2,342,960
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	1,438,437
DFA VA International Small Portfolio, Subaccount	400,909
DFA VA International Value Portfolio, Subaccount	3,425,246
DFA VA U.S. Large Value Portfolio, Subaccount	5,936,064
DFA VA U.S. Targeted Value Portfolio, Subaccount	1,959,894
Templeton Foreign VIP Fund Class I, Subaccount	201,116
Templeton Global Bond VIP Fund Class 1, Subaccount	597,379
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	682,989
Goldman Sachs VIT Government Money Market, Subaccount	7,630,660
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	1,964,487
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	4,212,209
MFS® VIT Utilities Series Fund Initial Class, Subaccount	1,806,160
MFS® VIT Value Series Fund, Subaccount	2,119,503
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	1,686,420
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	3,258,531
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	1,727,736
TOPS® Balanced ETF Portfolio Class 1, Subaccount	5,625,087
TOPS® Conservative ETF Portfolio Class 1, Subaccount	13,064,206
TOPS® Growth ETF Portfolio Class 1, Subaccount	2,844,310
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	3,791,489
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	815,416
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	1,716,591
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,175,097
Putnam VT High Yield Fund, Subaccount	1,729,278
T. Rowe Price Blue Chip Growth Fund, Subaccount	16,232,374
Vanguard VIF Capital Growth Portfolio, Subaccount	4,459,794
Vanguard VIF Diversified Value Portfolio, Subaccount	3,305,647
Vanguard VIF Equity Index Portfolio, Subaccount	13,165,087
Vanguard VIF High Yield Bond Portfolio, Subaccount	1,980,456
Vanguard VIF International Portfolio, Subaccount	4,585,296
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	6,211,286
Vanguard VIF Money Market Portfolio, Subaccount	18,867,645
Vanguard VIF Real Estate Index Portfolio, Subaccount	3,304,611
Vanguard VIF Small Company Growth Portfolio, Subaccount	1,884,785
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	11,186,407
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	14,071,856

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31,
2024.  All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2024 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$833,854
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	903,512
Invesco V.I. International Growth Fund Series I, Subaccount	279,927
American Funds IS The Bond Fund of America Series I, Subaccount	3,018,967
American Funds IS Growth Fund Series I, Subaccount	15,541,798
American Funds IS American High- Income Trust Fund Class I, Subaccount	2,339,838
American Funds IS International Fund Series I, Subaccount	1,618,557
American Funds IS Asset Allocation Fund Series I, Subaccount	18,752,930
BlackRock Global Allocation V.I. Fund Class I, Subaccount	2,513,403
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	1,614,462
DFA VA International Small Portfolio, Subaccount	378,951
DFA VA International Value Portfolio, Subaccount	3,424,750
DFA VA U.S. Large Value Portfolio, Subaccount	6,641,566
DFA VA U.S. Targeted Value Portfolio, Subaccount	2,354,573
Templeton Foreign VIP Fund Class I, Subaccount	211,110
Templeton Global Bond VIP Fund Class 1, Subaccount	893,085
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	872,682
Goldman Sachs VIT Government Money Market, Subaccount	5,145,131
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	1,982,001
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	4,544,678
MFS® VIT Utilities Series Fund Initial Class, Subaccount	2,195,357
MFS® VIT Value Series Fund, Subaccount	2,203,553
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	1,707,567
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	4,148,959
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	1,903,877
TOPS® Balanced ETF Portfolio Class 1, Subaccount	6,071,258
TOPS® Conservative ETF Portfolio Class 1, Subaccount	12,402,103
TOPS® Growth ETF Portfolio Class 1, Subaccount	3,044,547
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	4,009,915
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	909,317
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	1,932,467
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,417,186
Putnam VT High Yield Fund, Subaccount	2,044,896
T. Rowe Price Blue Chip Growth Fund, Subaccount	16,261,967
Vanguard VIF Capital Growth Portfolio, Subaccount	4,067,513
Vanguard VIF Diversified Value Portfolio, Subaccount	3,789,603
Vanguard VIF Equity Index Portfolio, Subaccount	14,626,599
Vanguard VIF High Yield Bond Portfolio, Subaccount	2,367,601
Vanguard VIF International Portfolio, Subaccount	5,008,930
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	7,614,488
Vanguard VIF Money Market Portfolio, Subaccount	17,864,972
Vanguard VIF Real Estate Index Portfolio, Subaccount	4,026,083
Vanguard VIF Small Company Growth Portfolio, Subaccount	2,420,082
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	12,766,383
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	15,100,374

There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided.  There were no transfers between levels during the year ended December 31, 2025 and 2024.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2025 are as follows:
Year Ended December 31, 2025	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$177,823	$382,430
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	121,618	290,637
Invesco V.I. International Growth Fund Series I, Subaccount	115,000	123,708
American Funds IS The Bond Fund of America Series I, Subaccount	1,211,997	1,268,623
American Funds IS Growth Fund Series I, Subaccount	3,762,239	6,699,494
American Funds IS American High- Income Trust Fund Class I, Subaccount	649,428	1,179,360
American Funds IS International Fund Series I, Subaccount	328,960	539,870
American Funds IS Asset Allocation Fund Series I, Subaccount	3,697,336	6,035,843
BlackRock Global Allocation V.I. Fund Class I, Subaccount	339,237	685,227
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	258,301	532,851
DFA VA International Small Portfolio, Subaccount	38,181	118,352
DFA VA International Value Portfolio, Subaccount	429,408	1,519,546
DFA VA U.S. Large Value Portfolio, Subaccount	787,578	1,932,886
DFA VA U.S. Targeted Value Portfolio, Subaccount	462,696	813,173
Templeton Foreign VIP Fund Class I, Subaccount	26,113	71,646
Templeton Global Bond VIP Fund Class 1, Subaccount	52,790	465,326
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	120,925	336,952
Goldman Sachs VIT Government Money Market, Subaccount	13,780,503	11,294,974
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	123,450	783,703
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	968,270	1,413,306
MFS® VIT Utilities Series Fund Initial Class, Subaccount	320,735	918,255
MFS® VIT Value Series Fund, Subaccount	529,948	683,610
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	707,501	651,125
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	2,095,448	4,073,779
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	233,711	653,889
TOPS® Balanced ETF Portfolio Class 1, Subaccount	2,779,886	3,754,793
TOPS® Conservative ETF Portfolio Class 1, Subaccount	7,600,184	7,737,864
TOPS® Growth ETF Portfolio Class 1, Subaccount	293,853	908,467
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	875,490	1,513,702
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	99,436	323,612
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	307,324	674,704
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	177,738	480,241
Putnam VT High Yield Fund, Subaccount	361,514	706,189
T. Rowe Price Blue Chip Growth Fund, Subaccount	3,656,558	5,163,924
Vanguard VIF Capital Growth Portfolio, Subaccount	646,634	1,095,209
Vanguard VIF Diversified Value Portfolio, Subaccount	976,342	1,652,440
Vanguard VIF Equity Index Portfolio, Subaccount	1,275,303	4,563,969
Vanguard VIF High Yield Bond Portfolio, Subaccount	430,800	862,273
Vanguard VIF International Portfolio, Subaccount	705,563	1,714,634
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	1,115,636	2,806,386
Vanguard VIF Money Market Portfolio, Subaccount	58,303,176	57,300,502
Vanguard VIF Real Estate Index Portfolio, Subaccount	651,962	1,318,589
Vanguard VIF Small Company Growth Portfolio, Subaccount	788,437	1,254,197
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	3,235,966	5,192,073
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	3,657,391	5,918,630

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(5) Purchases and Sales of Investments (continued)

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2024 are as follows:
Year Ended December 31, 2024	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$130,887	$340,636
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	72,448	303,294
Invesco V.I. International Growth Fund Series I, Subaccount	66,895	111,194
American Funds IS The Bond Fund of America, Series 1, Subaccount	1,223,443	1,380,693
American Funds IS Growth Fund Series I, Subaccount	3,538,082	4,641,266
American Funds IS American High-Income Trust Fund Class I, Subaccount	1,461,730	937,869
American Funds IS International Fund Series I, Subaccount	681,194	812,527
American Funds IS Asset Allocation Fund Series I, Subaccount	6,658,303	8,131,324
BlackRock Global Allocation V.I. Fund Class I, Subaccount	535,671	640,957
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	309,507	743,567
DFA VA International Small Portfolio, Subaccount	38,152	150,699
DFA VA International Value Portfolio, Subaccount	501,507	1,592,818
DFA VA U.S. Large Value Portfolio, Subaccount	1,213,790	2,894,409
DFA VA U.S. Targeted Value Portfolio, Subaccount	442,568	1,372,524
Templeton Foreign VIP Fund Class I, Subaccount	13,194	62,260
Templeton Global Bond VIP Fund Class 1, Subaccount	153,008	340,945
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	250,681	131,805
Goldman Sachs VIT Government Money Market, Subaccount	2,262,837	857,180
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	191,503	972,021
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	1,214,250	2,091,508
MFS® VIT Utilities Series Fund Initial Class, Subaccount	287,795	619,796
MFS® VIT Value Series Fund, Subaccount	1,074,899	1,076,278
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	917,638	1,001,484
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount *	240,816	2,364,392
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	361,167	3,288,858
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	278,100	395,149
TOPS® Balanced ETF Portfolio Class 1, Subaccount	1,744,808	3,044,565
TOPS® Conservative ETF Portfolio Class 1, Subaccount	4,416,620	3,245,211
TOPS® Growth ETF Portfolio Class 1, Subaccount	879,397	1,674,795
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	1,341,415	2,358,033
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	229,490	250,854
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	467,328	1,022,251
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	285,072	525,540
Putnam VT High Yield Fund, Subaccount	419,577	1,036,994
T. Rowe Price Blue Chip Growth Fund, Subaccount	1,405,039	6,801,046
Vanguard VIF Capital Growth Portfolio, Subaccount	417,359	1,382,621
Vanguard VIF Diversified Value Portfolio, Subaccount	847,457	1,141,785
Vanguard VIF Equity Index Portfolio, Subaccount	2,322,738	4,933,389
Vanguard VIF High Yield Bond Portfolio, Subaccount	347,185	540,678
Vanguard VIF International Portfolio, Subaccount	745,613	2,133,383
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	1,182,552	3,092,713
Vanguard VIF Money Market Portfolio, Subaccount	48,651,663	47,951,535
Vanguard VIF Real Estate Index Portfolio, Subaccount	701,893	1,667,634
Vanguard VIF Small Company Growth Portfolio, Subaccount	235,825	876,690
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	3,747,847	4,930,872
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	2,840,553	5,545,797
* The subaccount liquidated effective December 6, 2024

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:
		Invesco V.I.		Invesco V.I.		Invesco V.I.
		Global Real Estate		Small Cap		International
		Fund		Equity Fund		Growth Fund
		Series I,		Series I,		Series I,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		95,634	13,517	57,505	2,737	25,152	243
Units issued		18,707	1,337	2,484	29	4,792	15
Units redeemed		(38,437)	(3,671)	(15,421)	(1,191)	(9,286)	—
Units outstanding at December 31, 2024		75,904	11,183	44,568	1,575	20,658	258
Units issued		18,669	4,369	4,722	59	6,431	15
Units redeemed		(40,705)	(3,311)	(14,204)	(207)	(8,624)	(115)
Units outstanding at December 31, 2025		53,868	12,241	35,086	1,427	18,465	158

		American Funds		American Funds		American Funds
		IS The Bond Fund		IS Growth		IS American High-
		of America		Fund		Income Trust Fund
		Series I,		Series I,		Class I,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		275,504	52,879	382,427	68,717	125,655	6,354
Units issued		116,066	20,164	126,498	4,447	106,128	4,654
Units redeemed		(120,711)	(41,176)	(155,996)	(14,531)	(80,950)	(2,281)
Units outstanding at December 31, 2024	4 4 8 9 4 9	270,859	31,867	352,929	58,633	150,833	8,727
Units issued		88,210	38,475	80,830	11,543	44,579	6,337
Units redeemed		(109,538)	(30,615)	(169,082)	(16,171)	(85,353)	(6,072)
Units outstanding at December 31, 2025		249,531	39,727	264,677	54,005	110,059	8,992

		American Funds		American Funds		BlackRock
		IS International		IS Asset		Global Allocation
		Fund		Allocation Fund		V.I. Fund
		Series I,		Series I,		Class I,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		111,701	13,791	908,377	239,043	80,687	104,798
Units issued		56,491	919	335,965	51,052	20,619	8,148
Units redeemed		(63,408)	(2,988)	(488,360)	(36,513)	(36,306)	(9,510)
Units outstanding at December 31, 2024		104,784	11,722	755,982	253,582	65,000	103,436
Units issued		32,552	1,218	166,919	39,370	1,826	4,634
Units redeemed		(46,087)	(1,372)	(351,903)	(41,746)	(15,877)	(25,757)
Units outstanding at December 31, 2025		91,249	11,568	570,998	251,206	50,949	82,313

		Columbia VP		DFA VA		DFA VA
		Emerging Markets		International		International
		Bond Fund		Small		Value
		Class 1,		Portfolio,		Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		177,094	25,660	34,000	670	244,980	29,757
Units issued		31,494	2,038	1,411	23	30,130	739
Units redeemed		(76,721)	(5,243)	(10,190)	(142)	(97,068)	(6,867)
Units outstanding at December 31, 2024		131,867	22,455	25,221	551	178,042	23,629
Units issued		17,444	8,378	894	5	14,812	4,856
Units redeemed		(49,226)	(6,984)	(6,360)	(105)	(74,133)	(6,454)
Units outstanding at December 31, 2025		100,085	23,849	19,755	451	118,721	22,031

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

		DFA VA		DFA VA		Templeton
		U.S. Large		U.S. Targeted		Foreign VIP
		Value		Value		Fund
		Portfolio,		Portfolio,		Class I,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		411,942	56,601	152,054	9,640	20,299	903
Units issued		31,139	1,397	19,390	105	859	—
Units redeemed		(143,777)	(15,884)	(69,073)	(2,679)	(4,032)	(903)
Units outstanding at December 31, 2024		299,304	42,114	102,371	7,066	17,126	—
Units issued		29,083	6,909	17,362	1,236	652	—
Units redeemed		(96,610)	(13,220)	(42,073)	(1,031)	(4,990)	—
Units outstanding at December 31, 2025		231,777	35,803	77,660	7,271	12,788	—

		Templeton		Goldman Sachs VIT
		Global Bond		Core Fixed		Goldman Sachs VIT
		VIP Fund		Income		Government
		Class 1,		Service Shares,		Money Market,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares^
Units outstanding at December 31, 2023		124,828	9,690	40,291	41,292	368,305	—
Units issued		22,289	1,289	12,701	14,920	180,113	—
Units redeemed		(42,249)	(1,406)	(11,287)	(5,619)	(60,718)	—
Units outstanding at December 31, 2024	4 3 6 0 2	104,868	9,573	41,705	50,593	487,700	—
Units issued		8,467	548	5,225	10,826	1,749,834	—
Units redeemed		(52,960)	(3,521)	(20,639)	(19,269)	(1,530,797)	—
Units outstanding at December 31, 2025		60,375	6,600	26,291	42,150	706,737	—

		Lazard Retirement		MFS® VIT		MFS® VIT
		Emerging Markets		Total Return		Utilities Series
		Equity Portfolio		Bond Series Fund		Fund
		Investor Shares,		Initial Class,		Initial Class,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		193,106	16,366	463,845	93,250	153,990	7,219
Units issued		18,338	250	149,459	12,554	17,009	1,048
Units redeemed		(76,461)	(3,964)	(234,152)	(29,356)	(42,593)	(2,164)
Units outstanding at December 31, 2024		134,983	12,652	379,152	76,448	128,406	6,103
Units issued		6,766	1,896	70,538	42,956	20,273	1,067
Units redeemed		(48,944)	(2,743)	(148,229)	(19,968)	(54,588)	(3,596)
Units outstanding at December 31, 2025		92,805	11,805	301,461	99,436	94,091	3,574

				MFS® VIT		Morgan Stanley
		MFS® VIT		Blended Research®		VIF, Inc. Global
		Value		Small Cap Equity		Infrastructure
		Series Fund,		Fund,		Fund Class I,
		Subaccount		Subaccount		Subaccount *
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		123,990	3,433	94,702	3,239	129,165	20,910
Units issued		60,817	77	61,288	339	24,679	1,217
Units redeemed		(70,310)	(163)	(66,022)	(356)	(153,844)	(22,127)
Units outstanding at December 31, 2024		114,497	3,347	89,968	3,222	—	—
Units issued		29,831	35	44,258	187	—	—
Units redeemed		(45,495)	(393)	(48,796)	(493)	—	—
Units outstanding at December 31, 2025		98,833	2,989	85,430	2,916	—	—
* The subaccount liquidated effective December 6, 2024

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

	Morgan Stanley		TOPS®		TOPS®
	VIF, Inc.		Aggressive Growth		Balanced ETF
	Growth Portfolio		ETF Portfolio		Portfolio
	Fund Class I,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023	225,494	18,672	71,306	35,063	430,009	106,232
Units issued	14,359	3,284	13,185	629	146,179	4,371
Units redeemed	(131,540)	(6,890)	(19,682)	(437)	(223,364)	(27,420)
Units outstanding at December 31, 2024	108,313	15,066	64,809	35,255	352,824	83,183
Units issued	53,895	2,866	7,163	528	185,905	18,290
Units redeemed	(97,488)	(10,182)	(29,501)	(652)	(243,029)	(34,713)
Units outstanding at December 31, 2025	64,720	7,750	42,471	35,131	295,700	66,760

	TOPS®		TOPS®		TOPS®
	Conservative ETF		Growth ETF		Moderate Growth
	Portfolio		Portfolio		ETF Portfolio
	Class 1,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023	356,197	557,950	209,922	7,540	212,034	114,987
Units issued	287,598	113,742	57,339	3,587	72,798	18,470
Units redeemed	(245,084)	(81,063)	(103,344)	(3,112)	(111,946)	(50,572)
Units outstanding at December 31, 2024	398,711	590,629	163,917	8,015	172,886	82,885
Units issued	515,835	135,501	12,029	1,804	37,663	20,210
Units redeemed	(539,628)	(141,030)	(46,878)	(1,000)	(78,925)	(21,702)
Units outstanding at December 31, 2025	374,918	585,100	129,068	8,819	131,624	81,393

	PIMCO Commodity		PIMCO VIT		PIMCO VIT
	RealReturn®		All Asset		Real Return
	Strategy Portfolio,		Portfolio		Portfolio
	Advisor Class,		Institutional Class,		Institutional Class,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023	60,108	15,345	164,036	27,429	112,124	46,760
Units issued	18,766	7,761	35,635	1,461	18,840	7,363
Units redeemed	(22,798)	(6,458)	(80,957)	(5,364)	(40,784)	(9,833)
Units outstanding at December 31, 2024	56,076	16,648	118,714	23,526	90,180	44,290
Units issued	5,872	519	20,905	7,800	6,268	15,367
Units redeemed	(19,905)	(3,562)	(53,624)	(4,918)	(27,133)	(24,070)
Units outstanding at December 31, 2025	42,043	13,605	85,995	26,408	69,315	35,587

	Putnam VT		T. Rowe Price		Vanguard
	High		Blue Chip		VIF
	Yield		Growth		Capital Growth
	Fund,		Fund,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023	187,819	26,308	514,076	193,908	145,924	44,086
Units issued	35,077	1,171	56,168	16,546	15,199	401
Units redeemed	(87,764)	(6,127)	(225,529)	(50,433)	(48,901)	(7,006)
Units outstanding at December 31, 2024	135,132	21,352	344,715	160,021	112,222	37,481
Units issued	18,824	9,310	106,719	10,959	18,204	2,917
Units redeemed	(55,098)	(5,892)	(163,835)	(27,353)	(36,559)	(4,930)
Units outstanding at December 31, 2025	98,858	24,770	287,599	143,627	93,867	35,468

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		Diversified Value		Equity Index		High Yield Bond
		Portfolio,		Portfolio,		Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		170,196	29,583	422,203	234,081	161,683	45,985
Units issued		32,528	3,824	91,151	18,935	20,312	2,539
Units redeemed		(57,770)	(3,298)	(197,316)	(38,208)	(40,393)	(5,944)
Units outstanding at December 31, 2024		144,954	30,109	316,038	214,808	141,602	42,580
Units issued		33,686	2,781	55,936	11,889	20,887	10,898
Units redeemed		(74,975)	(3,663)	(153,864)	(31,657)	(55,530)	(17,040)
Units outstanding at December 31, 2025		103,665	29,227	218,110	195,040	106,959	36,438

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		International		Mid-Cap Index		Money Market
		Portfolio,		Portfolio,		Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		269,850	61,710	405,540	63,926	1,525,729	172,976
Units issued		45,131	3,334	85,087	1,216	5,626,998	267,264
Units redeemed		(109,993)	(18,366)	(177,198)	(11,233)	(5,577,334)	(309,828)
Units outstanding at December 31, 2024	5 1 4 0 2 6	204,988	46,678	313,429	53,909	1,575,393	130,412
Units issued		22,282	7,463	46,887	3,337	6,050,315	344,971
Units redeemed		(76,205)	(9,994)	(134,351)	(10,249)	(6,109,011)	(233,879)
Units outstanding at December 31, 2025		151,065	44,147	225,965	46,997	1,516,697	241,504

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		Real Estate Index		Small Company		Total Bond Market
		Portfolio,		Growth Portfolio,		Index Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2023		319,975	110,399	124,441	31,453	1,164,484	351,835
Units issued		62,294	8,570	14,878	1,572	386,502	134,925
Units redeemed		(142,156)	(25,159)	(46,016)	(3,431)	(528,783)	(138,604)
Units outstanding at December 31, 2024		240,113	93,810	93,303	29,594	1,022,203	348,156
Units issued		32,731	17,387	24,832	3,934	308,103	103,047
Units redeemed		(94,912)	(18,718)	(57,180)	(2,657)	(529,603)	(110,159)
Units outstanding at December 31, 2025		177,932	92,479	60,955	30,871	800,703	341,044

		Vanguard
		VIF
		Total Stock Market
		Index Portfolio,
		Subaccount
		B-Shares	C-Shares
Units outstanding at December 31, 2023		533,805	194,973
Units issued		89,180	18,946
Units redeemed		(189,270)	(78,411)
Units outstanding at December 31, 2024		433,715	135,508
Units issued		130,950	23,227
Units redeemed		(228,297)	(33,992)
Units outstanding at December 31, 2025		336,368	124,743

^ This Subaccount is not available in this product type.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights

The table below provides financial highlights for each subaccount for the year ended December 31, 2025 and for the four preceding years ended December 31. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period.

	Invesco V.I. Global Real Estate Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.60	$9.40	$9.93	$9.75	$9.24	$9.09	$12.49	$12.33	$10.09	$9.98
Unit value - End of period	$10.20	$9.97	$9.60	$9.40	$9.93	$9.75	$9.24	$9.09	$12.49	$12.33
Net assets at end of period (000's)	$549	$122	$729	$105	$949	$132	$968	$132	$1,491	$195
Units outstanding at end of period (000's)	54	12	76	11	96	14	105	15	119	16
Total return (1)	6.24%	5.98%	-3.28%	-3.52%	7.43%	7.16%	-26.05%	-26.24%	23.84%	23.53%
Investment income ratio (2)	1.87%	1.99%	2.39%	2.38%	1.45%	1.52%	2.79%	2.80%	2.85%	2.78%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco V.I. Small Cap Equity Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.59	$19.19	$16.85	$16.54	$14.67	$14.44	$18.73	$18.48	$15.79	$15.62
Unit value - End of period	$20.86	$20.37	$19.59	$19.19	$16.85	$16.54	$14.67	$14.44	$18.73	$18.48
Net assets at end of period (000's)	$732	$29	$873	$30	$969	$45	$922	$41	$1,010	$24
Units outstanding at end of period (000's)	35	1	45	2	58	3	63	3	54	1
Total return (1)	6.44%	6.17%	16.32%	16.03%	14.84%	14.56%	-21.69%	-21.88%	18.61%	18.32%
Investment income ratio (2)	0.00%	0.00%	0.12%	0.13%	0.00%	0.00%	0.00%	0.00%	0.19%	0.16%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco V.I. International Growth Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.39	$13.16	$13.82	$13.62	$11.59	$11.45	$16.14	$15.99	$14.87	$14.76
Unit value - End of period	$15.34	$15.04	$13.39	$13.16	$13.82	$13.62	$11.59	$11.45	$16.14	$15.99
Net assets at end of period (000's)	$283	$2	$277	$3	$348	$3	$335	$4	$422	$6
Units outstanding at end of period (000's)	18	-	21	-	25	-	29	-	26	-
Total return (1)	14.59%	14.30%	-3.15%	-3.39%	19.27%	18.97%	-28.21%	-28.39%	8.58%	8.31%
Investment income ratio (2)	0.34%	0.37%	0.63%	0.65%	0.57%	0.54%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS The Bond Fund of America Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.99	$9.78	$10.00	$9.81	$9.65	$9.49	$11.16	$11.01	$11.34	$11.22
Unit value - End of period	$10.57	$10.32	$9.99	$9.78	$10.00	$9.81	$9.65	$9.49	$11.16	$11.01
Net assets at end of period (000's)	$2,639	$410	$2,707	$312	$2,754	$519	$2,936	$703	$2,966	$1,000
Units outstanding at end of period (000's)	250	40	271	32	276	53	304	74	266	91
Total return (1)	5.80%	5.54%	-0.03%	-0.28%	3.64%	3.38%	-13.56%	-13.78%	-1.59%	-1.91%
Investment income ratio (2)	4.29%	4.77%	4.32%	3.88%	3.62%	3.23%	3.40%	2.97%	1.98%	2.20%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	American Funds IS Growth Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$37.88	$37.08	$29.14	$28.60	$21.31	$20.96	$30.79	$30.37	$25.56	$25.27
Unit value - End of period	$44.97	$43.92	$37.88	$37.08	$29.14	$28.60	$21.31	$20.96	$30.79	$30.37
Net assets at end of period (000's)	$11,904	$2,372	$13,368	$2,174	$11,144	$1,965	$9,617	$1,681	$13,825	$2,396
Units outstanding at end of period (000's)	265	54	353	59	382	69	451	80	449	79
Total return (1)	18.74%	18.44%	29.98%	29.65%	36.75%	36.41%	-30.80%	-30.98%	20.48%	20.18%
Investment income ratio (2)	0.21%	0.24%	0.59%	0.57%	0.58%	0.59%	0.58%	0.59%	0.49%	0.49%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS American High-Income Trust Fund Class I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.68	$14.37	$13.56	$13.31	$12.21	$12.02	$13.63	$13.44	$12.72	$12.58
Unit value - End of period	$15.69	$15.33	$14.68	$14.37	$13.56	$13.31	$12.21	$12.02	$13.63	$13.44
Net assets at end of period (000's)	$1,727	$138	$2,214	$125	$1,704	$85	$1,659	$141	$1,980	$145
Units outstanding at end of period (000's)	110	9	151	9	126	6	136	12	145	11
Total return (1)	6.90%	6.64%	8.28%	8.00%	11.01%	10.74%	-10.37%	-10.59%	7.12%	6.85%
Investment income ratio (2)	5.61%	6.27%	7.72%	8.12%	7.07%	6.40%	7.63%	7.57%	5.02%	4.29%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS International Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.92	$13.63	$13.67	$13.42	$11.95	$11.76	$15.27	$15.06	$15.70	$15.52
Unit value - End of period	$17.42	$17.01	$13.92	$13.63	$13.67	$13.42	$11.95	$11.76	$15.27	$15.06
Net assets at end of period (000's)	$1,590	$197	$1,459	$160	$1,527	$185	$1,475	$204	$1,749	$225
Units outstanding at end of period (000's)	91	12	105	12	112	14	123	17	115	15
Total return (1)	25.15%	24.84%	1.85%	1.59%	14.39%	14.11%	-21.75%	-21.95%	-2.71%	-2.95%
Investment income ratio (2)	1.54%	1.60%	1.43%	1.32%	1.49%	1.54%	2.00%	2.00%	3.00%	2.64%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS Asset Allocation Fund Series I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.67	$18.28	$16.24	$15.94	$14.39	$14.16	$16.83	$16.60	$14.80	$14.64
Unit value - End of period	$21.37	$20.87	$18.67	$18.28	$16.24	$15.94	$14.39	$14.16	$16.83	$16.60
Net assets at end of period (000's)	$12,201	$5,242	$14,117	$4,636	$14,752	$3,810	$12,942	$3,609	$14,131	$4,490
Units outstanding at end of period (000's)	571	251	756	254	908	239	899	255	840	270
Total return (1)	14.43%	14.14%	14.98%	14.70%	12.85%	12.57%	-14.48%	-14.70%	13.68%	13.40%
Investment income ratio (2)	2.04%	2.29%	2.33%	2.44%	2.46%	2.44%	2.19%	2.08%	1.90%	1.94%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	BlackRock Global Allocation V.I. Fund Class I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.12	$14.80	$14.05	$13.79	$12.64	$12.44	$15.25	$15.04	$14.51	$14.35
Unit value - End of period	$17.84	$17.42	$15.12	$14.80	$14.05	$13.79	$12.64	$12.44	$15.25	$15.04
Net assets at end of period (000's)	$909	$1,434	$983	$1,531	$1,134	$1,445	$1,149	$1,413	$1,376	$1,785
Units outstanding at end of period (000's)	51	82	65	103	81	105	91	114	90	119
Total return (1)	18.01%	17.72%	7.59%	7.32%	11.15%	10.88%	-17.11%	-17.32%	5.09%	4.82%
Investment income ratio (2)	3.09%	3.36%	1.25%	1.36%	2.14%	2.22%	0.00%	0.00%	1.00%	1.03%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Columbia VP Emerging Markets Bond Fund Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.49	$10.27	$10.01	$9.83	$9.20	$9.06	$11.13	$10.98	$11.55	$11.42
Unit value - End of period	$11.66	$11.39	$10.49	$10.27	$10.01	$9.83	$9.20	$9.06	$11.13	$10.98
Net assets at end of period (000's)	$1,167	$272	$1,384	$231	$1,773	$252	$1,852	$258	$2,285	$362
Units outstanding at end of period (000's)	100	24	132	22	177	26	201	29	205	33
Total return (1)	11.11%	10.83%	4.79%	4.53%	8.79%	8.52%	-17.28%	-17.49%	-3.66%	-3.90%
Investment income ratio (2)	5.20%	5.59%	5.05%	5.12%	5.44%	5.47%	4.35%	4.32%	3.94%	3.98%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Small Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.71	$14.40	$14.39	$14.12	$12.80	$12.59	$15.77	$15.56	$13.98	$13.82
Unit value - End of period	$19.85	$19.39	$14.71	$14.40	$14.39	$14.12	$12.80	$12.59	$15.77	$15.56
Net assets at end of period (000's)	$392	$9	$371	$8	$489	$9	$555	$9	$652	$10
Units outstanding at end of period (000's)	20	0	25	1	34	1	43	1	41	1
Total return (1)	34.95%	34.61%	2.26%	2.00%	12.42%	12.14%	-18.87%	-19.07%	12.86%	12.58%
Investment income ratio (2)	3.02%	3.10%	3.15%	3.15%	2.73%	3.05%	2.58%	2.22%	2.76%	2.47%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Value Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.02	$16.67	$16.21	$15.91	$13.96	$13.74	$14.68	$14.48	$12.61	$12.47
Unit value - End of period	$24.42	$23.86	$17.02	$16.67	$16.21	$15.91	$13.96	$13.74	$14.68	$14.48
Net assets at end of period (000's)	$2,900	$526	$3,031	$394	$3,971	$473	$4,474	$497	$5,522	$658
Units outstanding at end of period (000's)	119	22	178	24	245	30	320	36	376	45
Total return (1)	43.47%	43.12%	5.02%	4.76%	16.11%	15.83%	-4.89%	-5.13%	16.36%	16.07%
Investment income ratio (2)	3.67%	4.22%	3.54%	3.62%	4.20%	4.43%	3.66%	3.57%	4.01%	3.56%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	DFA VA U.S. Large Value Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.50	$19.09	$17.46	$17.14	$15.98	$15.72	$17.05	$16.82	$13.63	$13.47
Unit value - End of period	$22.25	$21.73	$19.50	$19.09	$17.46	$17.14	$15.98	$15.72	$17.05	$16.82
Net assets at end of period (000's)	$5,158	$778	$5,837	$804	$7,194	$970	$7,874	$977	$9,479	$1,074
Units outstanding at end of period (000's)	232	36	299	42	412	57	493	62	556	64
Total return (1)	14.10%	13.82%	11.68%	11.40%	9.27%	9.00%	-6.29%	-6.52%	25.15%	24.84%
Investment income ratio (2)	1.74%	1.88%	1.83%	1.82%	2.13%	2.24%	2.10%	2.17%	1.80%	1.57%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA U.S. Targeted Value Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$21.54	$21.10	$20.23	$19.86	$17.10	$16.83	$18.13	$17.88	$13.17	$13.03
Unit value - End of period	$23.12	$22.59	$21.54	$21.10	$20.23	$19.86	$17.10	$16.83	$18.13	$17.88
Net assets at end of period (000's)	$1,796	$164	$2,205	$149	$3,075	$191	$3,126	$222	$3,938	$297
Units outstanding at end of period (000's)	78	7	102	7	152	10	183	13	217	17
Total return (1)	7.32%	7.06%	6.52%	6.25%	18.25%	17.96%	-5.64%	-5.87%	37.60%	37.26%
Investment income ratio (2)	1.69%	1.88%	1.19%	1.26%	1.48%	1.36%	1.19%	1.16%	1.34%	1.03%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Templeton Foreign VIP Fund Class I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.33	$12.07	$12.62	$12.38	$10.57	$0.00	$11.59	$0.00	$11.27	$11.15
Unit value - End of period	$15.73	$15.36	$12.33	$12.07	$12.62	$12.38	$10.57	$0.00	$11.59	$0.00
Net assets at end of period (000's)	$201	$0	$211	-	$256	11	$275	-	$273	$0
Units outstanding at end of period (000's)	13	-	17	-	20	1	26	-	24	-
Total return (1)	27.58%	27.26%	-2.28%	-2.53%	19.30%	0.00%	-8.76%	0.00%	2.88%	-100.00%
Investment income ratio (2)	2.49%	0.00%	2.54%	0.00%	3.60%	0.00%	3.16%	0.00%	1.97%	3.13%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Templeton Global Bond VIP Fund Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$7.82	$7.65	$8.93	$8.77	$8.78	$8.64	$9.37	$9.24	$9.97	$9.86
Unit value - End of period	$8.94	$8.73	$7.82	$7.65	$8.93	$8.77	$8.78	$8.64	$9.37	$9.24
Net assets at end of period (000's)	$540	$58	$820	$73	$1,115	$85	$1,239	$102	$1,503	$160
Units outstanding at end of period (000's)	60	7	105	10	125	10	141	12	160	17
Total return (1)	14.36%	14.07%	-12.46%	-12.68%	1.66%	1.41%	-6.26%	-6.50%	-6.04%	-6.28%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.56	$9.36	$9.59	$9.41	$9.18	$9.03	$10.84	$10.69	$11.23	$11.11
Unit value - End of period	$10.12	$9.89	$9.56	$9.36	$9.59	$9.41	$9.18	$9.03	$10.84	$10.69
Net assets at end of period (000's)	$266	$417	$399	$474	$386	$389	$374	$378	$472	$326
Units outstanding at end of period (000's)	26	42	42	51	40	41	41	42	44	30
Total return (1)	5.85%	5.59%	-0.28%	-0.53%	4.51%	4.25%	-15.31%	-15.52%	-3.52%	-3.76%
Investment income ratio (2)	3.78%	3.77%	3.89%	3.95%	3.06%	3.05%	1.66%	1.67%	1.26%	1.28%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Goldman Sachs VIT Government Money Market, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^
Unit value - Beginning of period	$10.52	$0.00	$10.15	$0.00	$9.81	$0.00	$9.72	$0.00	$9.95	$0.00
Unit value - End of period	$10.80	$0.00	$10.52	$0.00	$10.15	$0.00	$9.81	$0.00	$9.72	$0.00
Net assets at end of period (000's)	$7,631	-	$5,145	-	$3,739	-	$2,895	-	$1,742	-
Units outstanding at end of period (000's)	707	-	488	-	368	-	295	-	179	-
Total return (1)	2.65%	0.00%	3.59%	0.00%	3.49%	0.00%	0.94%	0.00%	-2.33%	0.00%
Investment income ratio (2)	4.07%	0.00%	5.02%	6.44%	4.94%	0.00%	1.69%	0.00%	0.01%	0.00%
Expense ratio (3)	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%

	Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.45	$13.16	$12.68	$12.44	$10.50	$10.32	$12.53	$12.35	$12.02	$11.89
Unit value - End of period	$18.83	$18.37	$13.45	$13.16	$12.68	$12.44	$10.50	$10.32	$12.53	$12.35
Net assets at end of period (000's)	$1,748	$217	$1,816	$166	$2,449	$204	$2,508	$257	$3,028	$313
Units outstanding at end of period (000's)	93	12	135	13	193	16	239	25	242	25
Total return (1)	40.01%	39.62%	6.07%	5.78%	20.79%	20.47%	-16.22%	-16.44%	4.22%	3.95%
Investment income ratio (2)	2.99%	3.06%	3.44%	3.56%	5.09%	5.34%	3.65%	3.53%	2.18%	2.13%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.01	$9.80	$9.91	$9.73	$9.37	$9.22	$11.05	$10.90	$11.31	$11.18
Unit value - End of period	$10.57	$10.32	$10.01	$9.80	$9.91	$9.73	$9.37	$9.22	$11.05	$10.90
Net assets at end of period (000's)	$3,186	$1,026	$3,796	$749	$4,597	$907	$4,708	$927	$6,058	$1,307
Units outstanding at end of period (000's)	301	99	379	76	464	93	503	101	548	120
Total return (1)	5.58%	5.31%	1.01%	0.75%	5.78%	5.52%	-15.21%	-15.43%	-2.29%	-2.53%
Investment income ratio (2)	4.28%	4.25%	4.07%	4.30%	3.14%	3.12%	2.77%	2.66%	2.80%	2.75%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	MFS® VIT Utilities Series Fund Initial Class, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.34	$15.99	$14.85	$14.58	$15.40	$15.16	$15.52	$15.31	$13.81	$13.65
Unit value - End of period	$18.51	$18.08	$16.34	$15.99	$14.85	$14.58	$15.40	$15.16	$15.52	$15.31
Net assets at end of period (000's)	$1,742	$65	$2,098	$98	$2,287	$105	$2,792	$212	$3,332	$194
Units outstanding at end of period (000's)	94	4	128	6	154	7	181	14	215	13
Total return (1)	13.30%	13.01%	9.98%	9.71%	-3.56%	-3.80%	-0.74%	-0.99%	12.39%	12.11%
Investment income ratio (2)	2.91%	2.67%	2.27%	2.11%	3.42%	3.28%	2.39%	2.44%	1.82%	1.74%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Value Series Fund, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.71	$18.32	$17.02	$16.70	$16.01	$15.75	$17.27	$17.03	$13.97	$13.82
Unit value - End of period	$20.83	$20.34	$18.71	$18.32	$17.02	$16.70	$16.01	$15.75	$17.27	$17.03
Net assets at end of period (000's)	$2,059	$61	$2,142	$61	$2,110	$57	$2,364	$98	$2,789	$142
Units outstanding at end of period (000's)	99	3	114	3	124	3	148	6	162	8
Total return (1)	11.33%	11.05%	9.94%	9.66%	6.33%	6.06%	-7.31%	-7.54%	23.59%	23.28%
Investment income ratio (2)	1.60%	1.60%	1.63%	1.64%	1.55%	1.50%	1.41%	1.39%	1.34%	1.40%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.34	$17.95	$17.74	$17.41	$15.14	$14.89	$18.82	$18.57	$14.74	$14.57
Unit value - End of period	$19.10	$18.65	$18.34	$17.95	$17.74	$17.41	$15.14	$14.89	$18.82	$18.57
Net assets at end of period (000's)	$1,632	$54	$1,650	$58	$1,680	$56	$1,509	$80	$1,883	$131
Units outstanding at end of period (000's)	85	3	90	3	95	3	100	5	100	7
Total return (1)	4.18%	3.92%	3.37%	3.11%	17.19%	16.90%	-19.59%	-19.79%	27.71%	27.39%
Investment income ratio (2)	0.99%	0.99%	0.97%	0.98%	0.78%	0.69%	0.76%	0.73%	0.89%	0.82%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$33.71	$33.02	$23.35	$22.92	$15.94	$15.69	$40.53	$39.99	$41.10	$40.65
Unit value - End of period	$45.07	$44.03	$33.71	$33.02	$23.35	$22.92	$15.94	$15.69	$40.53	$39.99
Net assets at end of period (000's)	$2,917	$341	$3,652	$497	$5,265	$428	$2,158	$374	$3,947	$990
Units outstanding at end of period (000's)	65	8	108	15	225	19	135	24	97	25
Total return (1)	33.70%	33.37%	44.39%	44.03%	46.46%	46.10%	-60.66%	-60.76%	-1.39%	-1.63%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.17	$18.77	$17.34	$17.02	$14.95	$14.71	$18.01	$17.77	$15.28	$15.11
Unit value - End of period	$22.50	$21.98	$19.17	$18.77	$17.34	$17.02	$14.95	$14.71	$18.01	$17.77
Net assets at end of period (000's)	$956	$772	$1,242	$662	$1,237	$597	$2,911	$571	$3,481	$721
Units outstanding at end of period (000's)	42	35	65	35	71	35	195	39	193	41
Total return (1)	17.39%	17.10%	10.53%	10.25%	16.02%	15.73%	-17.00%	-17.20%	17.88%	17.59%
Investment income ratio (2)	1.20%	1.44%	1.41%	1.37%	0.70%	1.20%	1.35%	1.33%	0.69%	0.62%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Balanced ETF Portfolio Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.98	$13.69	$13.26	$13.01	$12.04	$11.85	$13.74	$13.55	$12.68	$12.54
Unit value - End of period	$15.59	$15.22	$13.98	$13.69	$13.26	$13.01	$12.04	$11.85	$13.74	$13.55
Net assets at end of period (000's)	$4,609	$1,016	$4,933	$1,139	$5,702	$1,383	$6,074	$1,778	$7,659	$2,199
Units outstanding at end of period (000's)	296	67	353	83	430	106	504	150	558	162
Total return (1)	11.49%	11.21%	5.44%	5.17%	10.09%	9.82%	-12.31%	-12.53%	8.34%	8.06%
Investment income ratio (2)	2.06%	2.16%	2.03%	1.95%	1.82%	1.60%	1.64%	1.60%	1.04%	1.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Conservative ETF Portfolio Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.69	$12.43	$12.13	$11.91	$11.24	$11.07	$12.49	$12.33	$11.87	$11.75
Unit value - End of period	$13.80	$13.49	$12.69	$12.43	$12.13	$11.91	$11.24	$11.07	$12.49	$12.33
Net assets at end of period (000's)	$5,173	$7,891	$5,059	$7,343	$4,319	$6,647	$4,513	$7,251	$6,078	$8,876
Units outstanding at end of period (000's)	375	585	399	591	356	558	401	655	487	720
Total return (1)	8.75%	8.48%	4.63%	4.37%	7.85%	7.58%	-9.96%	-10.18%	5.15%	4.89%
Investment income ratio (2)	2.63%	2.72%	2.72%	2.67%	2.25%	2.11%	1.84%	1.89%	0.99%	1.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Growth ETF Portfolio Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.73	$17.35	$16.20	$15.90	$14.13	$13.90	$16.78	$16.55	$14.57	$14.41
Unit value - End of period	$20.66	$20.18	$17.73	$17.35	$16.20	$15.90	$14.13	$13.90	$16.78	$16.55
Net assets at end of period (000's)	$2,666	$178	$2,905	$139	$3,401	$120	$3,391	$180	$4,905	$179
Units outstanding at end of period (000's)	129	9	164	8	210	8	240	13	292	11
Total return (1)	16.55%	16.26%	9.42%	9.15%	14.68%	14.39%	-15.82%	-16.03%	15.15%	14.87%
Investment income ratio (2)	1.39%	1.45%	1.38%	1.69%	1.39%	1.16%	1.39%	1.48%	0.89%	0.91%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.79	$15.45	$14.70	$14.43	$13.11	$12.90	$15.24	$15.03	$13.68	$13.52
Unit value - End of period	$17.96	$17.54	$15.79	$15.45	$14.70	$14.43	$13.11	$12.90	$15.24	$15.03
Net assets at end of period (000's)	$2,364	$1,428	$2,729	$1,281	$3,118	$1,659	$3,802	$1,570	$6,046	$2,123
Units outstanding at end of period (000's)	132	81	173	83	212	115	290	122	397	141
Total return (1)	13.78%	13.49%	7.35%	7.08%	12.12%	11.84%	-13.96%	-14.17%	11.44%	11.16%
Investment income ratio (2)	1.85%	2.01%	1.81%	1.73%	1.63%	1.84%	1.39%	1.51%	1.18%	1.19%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.56	$12.31	$12.22	$12.01	$13.45	$13.25	$12.55	$12.39	$9.54	$9.45
Unit value - End of period	$14.73	$14.40	$12.56	$12.31	$12.22	$12.01	$13.45	$13.25	$12.55	$12.39
Net assets at end of period (000's)	$619	$196	$704	$205	$735	$184	$804	$251	$778	$290
Units outstanding at end of period (000's)	42	14	56	17	60	15	60	19	62	23
Total return (1)	17.30%	17.01%	2.77%	2.51%	-9.12%	-9.34%	7.17%	6.90%	31.48%	31.16%
Investment income ratio (2)	3.04%	3.03%	2.38%	2.39%	16.38%	16.06%	21.65%	21.78%	4.59%	4.52%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO VIT All Asset Portfolio Institutional Class, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.63	$13.35	$13.32	$13.07	$12.48	$12.28	$14.34	$14.15	$12.51	$12.37
Unit value - End of period	$15.36	$14.99	$13.63	$13.35	$13.32	$13.07	$12.48	$12.28	$14.34	$14.15
Net assets at end of period (000's)	$1,321	$396	$1,619	$314	$2,184	$358	$2,575	$363	$3,462	$533
Units outstanding at end of period (000's)	86	26	119	24	164	27	206	30	241	38
Total return (1)	12.64%	12.36%	2.39%	2.13%	6.67%	6.41%	-12.97%	-13.19%	14.68%	14.40%
Investment income ratio (2)	4.69%	4.92%	6.59%	6.53%	2.95%	3.05%	7.65%	7.61%	11.17%	11.30%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO VIT Real Return Portfolio Institutional Class, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.61	$10.39	$10.53	$10.34	$10.30	$10.13	$11.85	$11.69	$11.37	$11.25
Unit value - End of period	$11.29	$11.03	$10.61	$10.39	$10.53	$10.34	$10.30	$10.13	$11.85	$11.69
Net assets at end of period (000's)	$783	$392	$957	$460	$1,181	$483	$1,244	$505	$1,563	$591
Units outstanding at end of period (000's)	69	36	90	44	112	47	121	50	132	51
Total return (1)	6.40%	6.13%	0.75%	0.50%	2.28%	2.03%	-13.08%	-13.30%	4.17%	3.91%
Investment income ratio (2)	3.47%	3.43%	2.76%	2.73%	3.14%	3.14%	7.19%	7.11%	5.24%	5.21%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Putnam VT High Yield Fund, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.11	$12.83	$12.30	$12.07	$11.12	$10.94	$12.73	$12.56	$12.29	$12.15
Unit value - End of period	$14.05	$13.72	$13.11	$12.83	$12.30	$12.07	$11.12	$10.94	$12.73	$12.56
Net assets at end of period (000's)	$1,389	$340	$1,771	$274	$2,310	$318	$2,498	$318	$3,226	$438
Units outstanding at end of period (000's)	99	25	135	21	188	26	225	29	253	35
Total return (1)	7.24%	6.97%	6.57%	6.30%	10.63%	10.35%	-12.69%	-12.91%	3.63%	3.37%
Investment income ratio (2)	6.85%	6.45%	6.37%	6.13%	5.75%	5.55%	5.49%	5.63%	4.56%	4.53%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	T. Rowe Price Blue Chip Growth Fund, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$32.43	$31.75	$24.30	$23.85	$16.52	$16.26	$27.27	$26.90	$23.54	$23.27
Unit value - End of period	$37.94	$37.05	$32.43	$31.75	$24.30	$23.85	$16.52	$16.26	$27.27	$26.90
Net assets at end of period (000's)	$10,911	$5,321	$11,181	$5,081	$12,492	$4,625	$10,794	$3,744	$18,413	$6,272
Units outstanding at end of period (000's)	288	144	345	160	514	194	653	230	675	233
Total return (1)	16.97%	16.68%	33.48%	33.14%	47.08%	46.71%	-39.42%	-39.57%	15.87%	15.58%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Capital Growth Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$27.31	$26.74	$24.45	$24.00	$19.39	$19.08	$23.29	$22.98	$19.45	$19.24
Unit value - End of period	$34.71	$33.89	$27.31	$26.74	$24.45	$24.00	$19.39	$19.08	$23.29	$22.98
Net assets at end of period (000's)	$3,258	$1,202	$3,065	$1,002	$3,568	$1,058	$2,907	$927	$3,347	$1,240
Units outstanding at end of period (000's)	94	35	112	37	146	44	150	49	144	54
Total return (1)	27.06%	26.74%	11.71%	11.43%	26.08%	25.77%	-16.74%	-16.95%	19.73%	19.43%
Investment income ratio (2)	1.05%	1.03%	1.16%	1.12%	1.08%	1.08%	0.92%	0.94%	0.87%	0.94%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Diversified Value Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$21.73	$21.27	$19.20	$18.84	$16.22	$15.96	$18.60	$18.35	$14.48	$14.31
Unit value - End of period	$25.00	$24.42	$21.73	$21.27	$19.20	$18.84	$16.22	$15.96	$18.60	$18.35
Net assets at end of period (000's)	$2,592	$714	$3,149	$640	$3,267	$557	$3,137	$548	$3,845	$659
Units outstanding at end of period (000's)	104	29	145	30	170	30	193	34	207	36
Total return (1)	15.09%	14.80%	13.16%	12.88%	18.34%	18.05%	-12.80%	-13.02%	28.52%	28.20%
Investment income ratio (2)	1.62%	1.51%	1.66%	1.65%	1.43%	1.48%	1.19%	1.28%	1.00%	1.02%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Equity Index Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$27.79	$27.21	$22.60	$22.18	$18.19	$17.90	$22.58	$22.27	$17.83	$17.63
Unit value - End of period	$32.22	$31.47	$27.79	$27.21	$22.60	$22.18	$18.19	$17.90	$22.58	$22.27
Net assets at end of period (000's)	$7,028	$6,137	$8,782	$5,844	$9,541	$5,192	$8,815	$4,735	$12,256	$7,122
Units outstanding at end of period (000's)	218	195	316	215	422	234	485	265	543	320
Total return (1)	15.95%	15.66%	22.97%	22.66%	24.24%	23.93%	-19.44%	-19.65%	26.64%	26.32%
Investment income ratio (2)	1.14%	1.09%	1.39%	1.31%	1.47%	1.45%	1.36%	1.47%	1.18%	1.23%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF High Yield Bond Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.92	$12.64	$12.32	$12.09	$11.20	$11.02	$12.54	$12.37	$12.28	$12.14
Unit value - End of period	$13.89	$13.57	$12.92	$12.64	$12.32	$12.09	$11.20	$11.02	$12.54	$12.37
Net assets at end of period (000's)	$1,486	$494	$1,829	$538	$1,992	$556	$2,067	$560	$2,662	$617
Units outstanding at end of period (000's)	107	36	142	43	162	46	185	51	212	50
Total return (1)	7.56%	7.29%	4.85%	4.59%	10.01%	9.73%	-10.71%	-10.93%	2.13%	1.88%
Investment income ratio (2)	6.86%	6.31%	5.71%	5.68%	5.20%	5.07%	5.28%	4.92%	3.97%	4.13%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF International Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.98	$19.56	$18.61	$18.26	$16.47	$16.21	$23.93	$23.61	$24.67	$24.40
Unit value - End of period	$23.61	$23.06	$19.98	$19.56	$18.61	$18.26	$16.47	$16.21	$23.93	$23.61
Net assets at end of period (000's)	$3,567	$1,018	$4,096	$913	$5,021	$1,127	$5,347	$1,112	$6,800	$1,374
Units outstanding at end of period (000's)	151	44	205	47	270	62	325	69	284	58
Total return (1)	18.18%	17.89%	7.38%	7.11%	12.95%	12.67%	-31.16%	-31.33%	-3.01%	-3.25%
Investment income ratio (2)	0.87%	0.84%	1.28%	1.31%	1.61%	1.56%	1.30%	1.27%	0.27%	0.28%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Mid-Cap Index Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$20.79	$20.36	$18.34	$18.00	$16.08	$15.82	$20.10	$19.83	$16.41	$16.23
Unit value - End of period	$22.85	$22.31	$20.79	$20.36	$18.34	$18.00	$16.08	$15.82	$20.10	$19.83
Net assets at end of period (000's)	$5,163	$1,049	$6,517	$1,097	$7,439	$1,151	$7,649	$1,091	$10,333	$1,405
Units outstanding at end of period (000's)	226	47	313	54	406	64	476	69	514	71
Total return (1)	9.88%	9.61%	13.35%	13.06%	14.11%	13.83%	-20.03%	-20.23%	22.51%	22.20%
Investment income ratio (2)	1.34%	1.27%	1.45%	1.42%	1.50%	1.42%	1.16%	1.15%	1.04%	1.09%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Money Market Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.49	$10.27	$10.12	$9.93	$9.78	$9.62	$9.78	$9.65	$9.93	$9.82
Unit value - End of period	$10.77	$10.51	$10.49	$10.27	$10.12	$9.93	$9.78	$9.62	$9.78	$9.65
Net assets at end of period (000's)	$16,329	$2,539	$16,526	$1,339	$15,446	$1,718	$10,429	$1,380	$5,199	$793
Units outstanding at end of period (000's)	1,517	242	1,575	130	1,526	173	1,066	143	532	82
Total return (1)	2.63%	2.38%	3.62%	3.36%	3.49%	3.24%	0.00%	-0.25%	-1.47%	-1.72%
Investment income ratio (2)	4.09%	4.05%	5.05%	5.10%	4.96%	4.94%	1.78%	1.65%	0.01%	0.01%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Real Estate Index Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.13	$11.87	$11.76	$11.54	$10.68	$10.51	$14.71	$14.51	$10.65	$10.53
Unit value - End of period	$12.32	$12.03	$12.13	$11.87	$11.76	$11.54	$10.68	$10.51	$14.71	$14.51
Net assets at end of period (000's)	$2,192	$1,113	$2,912	$1,114	$3,761	$1,274	$3,730	$1,254	$5,800	$1,932
Units outstanding at end of period (000's)	178	92	240	94	320	110	349	119	394	133
Total return (1)	1.57%	1.32%	3.17%	2.91%	10.04%	9.77%	-27.39%	-27.57%	38.12%	37.78%
Investment income ratio (2)	2.89%	2.75%	3.33%	3.23%	2.51%	2.46%	2.01%	1.98%	1.96%	2.02%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Small Company Growth Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.79	$19.38	$18.04	$17.71	$15.30	$15.06	$20.81	$20.53	$18.50	$18.29
Unit value - End of period	$20.69	$20.21	$19.79	$19.38	$18.04	$17.71	$15.30	$15.06	$20.81	$20.53
Net assets at end of period (000's)	$1,261	$624	$1,847	$574	$2,245	$557	$2,333	$518	$3,354	$747
Units outstanding at end of period (000's)	61	31	93	30	124	31	152	34	161	36
Total return (1)	4.53%	4.27%	9.71%	9.43%	17.87%	17.58%	-26.46%	-26.65%	12.52%	12.24%
Investment income ratio (2)	0.52%	0.46%	0.57%	0.53%	0.43%	0.41%	0.27%	0.28%	0.38%	0.39%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Total Bond Market Index Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.37	$9.17	$9.39	$9.22	$9.03	$8.88	$10.56	$10.42	$10.91	$10.79
Unit value - End of period	$9.87	$9.64	$9.37	$9.17	$9.39	$9.22	$9.03	$8.88	$10.56	$10.42
Net assets at end of period (000's)	$7,900	$3,286	$9,574	$3,192	$10,937	$3,243	$12,000	$3,329	$16,360	$4,179
Units outstanding at end of period (000's)	801	341	1,022	348	1,164	352	1,329	375	1,549	401
Total return (1)	5.35%	5.08%	-0.28%	-0.53%	4.01%	3.75%	-14.50%	-14.72%	-3.18%	-3.42%
Investment income ratio (2)	3.71%	3.53%	2.89%	2.95%	2.57%	2.49%	2.13%	2.09%	1.90%	1.93%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Total Stock Market Index Portfolio, Subaccount
	2025		2024		2023		2022		2021
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$26.66	$26.10	$21.88	$21.47	$17.63	$17.35	$22.26	$21.96	$17.99	$17.79
Unit value - End of period	$30.71	$29.99	$26.66	$26.10	$21.88	$21.47	$17.63	$17.35	$22.26	$21.96
Net assets at end of period (000's)	$10,330	$3,741	$11,563	$3,537	$11,679	$4,187	$11,625	$3,873	$16,399	$5,169
Units outstanding at end of period (000's)	336	125	434	136	534	195	659	223	737	235
Total return (1)	15.19%	14.91%	21.86%	21.55%	24.08%	23.77%	-20.79%	-20.98%	23.77%	23.46%
Investment income ratio (2)	1.20%	1.17%	1.30%	1.44%	1.20%	1.17%	1.39%	1.38%	1.13%	1.21%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

^ This subaccount is not available for this product share type.
(1)
The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.  The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.

(2)
The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the daily average net assets for the period indicated.  The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3)
The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(8) Subsequent Events

The Account evaluated subsequent events through the date the financial statements were issued.  During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.